AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 23, 2002
     -----------------------------------------------------------------------


                               FILE NOS. 002-82511
                                    811-03688

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                       POST-EFFECTIVE AMENDMENT NO. 26 /X/

                                     and/or

               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                   ACT OF 1940


                  AMENDMENT NO. 23


                       NORTHBROOK VARIABLE ANNUITY ACCOUNT
                           (Exact Name of Registrant)

                        NORTHBROOK LIFE INSURANCE COMPANY
                               (Name of Depositor)

                               3100 SANDERS ROAD
                           NORTHBROOK, ILLINOIS 60062
                                  847/402-2400
         (Address and Telephone Number of Depositor's Principal Offices)

                               MICHAEL J. VELOTTA
                  VICE PRESIDENT, SECRETARY AND GENERAL COUNSEL
                        NORTHBROOK LIFE INSURANCE COMPANY
                               3100 SANDERS ROAD
                           NORTHBROOK, ILLINOIS 60062
                                  847/402-2400
      (Name, Complete Address and Telephone Number of Agent for Service)

                                   COPIES TO:


CHARLES M. SMITH, JR.                       DANIEL J. FITZPATRICK
NORTHBROOK LIFE INSURANCE COMPANY           MORGAN STANLEY DW INC.
3100 SANDERS ROAD, SUITE J5B                1585 BROADWAY
NORTHBROOK, ILLINOIS 60062                  NEW YORK, NEW YORK 10036

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box)


/ / immediately upon filing pursuant to paragraph (b) of Rule 485 /X/ on May 1, 2002 pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485 / / on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

/ / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Units of Interest in the Northbrook Variable Annuity Account under deferred variable annuity contracts.

MORGAN STANLEY VARIABLE ANNUITY

NORTHBROOK LIFE INSURANCE COMPANY
300 N. MILWAUKEE AVENUE
VERNON HILLS, IL 60061
TELEPHONE NUMBER: 1-800-654-2397                PROSPECTUS DATED MAY 1, 2002
 -------------------------------------------------------------------------------
NORTHBROOK LIFE INSURANCE COMPANY ("NORTHBROOK") has issued the Morgan Stanley Variable Annuity, an individual and group flexible premium deferred variable annuity contract ("CONTRACT"). This prospectus contains information about the Contract that you should know before investing. Please keep it for future reference.

The Contract currently offers 13 investment alternatives ("INVESTMENT ALTERNATIVES"). The investment alternatives include a fixed account option ("FIXED ACCOUNT") and 12 variable sub-accounts ("VARIABLE SUB-ACCOUNTS") of the Northbrook Variable Annuity Account ("VARIABLE ACCOUNT"). Each Variable Sub-Account invests exclusively in shares of the following mutual fund portfolios ("PORTFOLIOS") of the Morgan Stanley Variable Investment Series (Class X Shares) ("FUND"):

CAPITAL GROWTH PORTFOLIO               INCOME BUILDER PORTFOLIO
DIVIDEND GROWTH PORTFOLIO              MONEY MARKET PORTFOLIO
EQUITY PORTFOLIO                       PACIFIC GROWTH PORTFOLIO
EUROPEAN GROWTH PORTFOLIO              QUALITY INCOME PLUS PORTFOLIO
GLOBAL DIVIDEND GROWTH PORTFOLIO       STRATEGIST PORTFOLIO
HIGH YIELD PORTFOLIO                   UTILITIES PORTFOLIO





WE (NORTHBROOK) have filed a Statement of Additional Information, dated May 1, 2002, with the Securities and Exchange Commission ("SEC"). It contains more information about the Contract and is incorporated herein by reference, which means that it is legally a part of this prospectus. Its table of contents appears on page 29 of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC's Web site (http://www.sec.gov). You can find other information and documents about us, including documents that are legally a part of this prospectus, at the SEC's Web site.


                    THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR
                    DISAPPROVED THE SECURITIES DESCRIBED IN THIS PROSPECTUS,
    IMPORTANT       NOR HAS IT PASSED UPON THE ACCURACY OR ADEQUACY OF THIS
                    PROSPECTUS. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A
     NOTICES        FEDERAL CRIME.

                    INVESTMENT IN THE CONTRACTS INVOLVES INVESTMENT RISKS,
                    INCLUDING POSSIBLE LOSS OF PRINCIPAL.

TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                                            PAGE

--------------------------------------------------------------------------------
  Important Terms
--------------------------------------------------------------------------------
  The Contract at a Glance
--------------------------------------------------------------------------------
OVERVIEW
--------------------------------------------------------------------------------
  How the Contract Works
--------------------------------------------------------------------------------
  Expense Table
--------------------------------------------------------------------------------
  Financial Information
--------------------------------------------------------------------------------
CONTRACT FEATURES
--------------------------------------------------------------------------------
  The Contract
--------------------------------------------------------------------------------
  Purchases
--------------------------------------------------------------------------------
  Contract Value
--------------------------------------------------------------------------------
  Investment Alternatives
--------------------------------------------------------------------------------
     The Variable Sub-Accounts
--------------------------------------------------------------------------------
     The Fixed Account
--------------------------------------------------------------------------------
     Transfers
--------------------------------------------------------------------------------

                                                                            PAGE

--------------------------------------------------------------------------------
  Expenses
--------------------------------------------------------------------------------
  Access To Your Money
--------------------------------------------------------------------------------
  Income Payments
--------------------------------------------------------------------------------
  Death Benefits
--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------
     NORTHBROOK
--------------------------------------------------------------------------------
     The Variable Account
--------------------------------------------------------------------------------
     The Portfolios
--------------------------------------------------------------------------------
     The Contract
--------------------------------------------------------------------------------
     Qualified Plans
--------------------------------------------------------------------------------
     Legal Matters
--------------------------------------------------------------------------------
  Taxes
--------------------------------------------------------------------------------
APPENDIX A--ACCUMULATION UNIT VALUES
--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS
--------------------------------------------------------------------------------

IMPORTANT TERMS
--------------------------------------------------------------------------------

This prospectus uses a number of important terms with which you may not be familiar. The index below identifies the page that describes each term. The first use of each term in this prospectus appears in highlighted text.


                                                                            PAGE

--------------------------------------------------------------------------------
Accumulation Phase
--------------------------------------------------------------------------------
Accumulation Unit
--------------------------------------------------------------------------------
Accumulation Unit Value
--------------------------------------------------------------------------------
Annuitant
--------------------------------------------------------------------------------
Automatic Additions Program
--------------------------------------------------------------------------------
Automatic Income Withdrawals
--------------------------------------------------------------------------------
Beneficiary
--------------------------------------------------------------------------------
Contract*
--------------------------------------------------------------------------------
Contract Owner ("You")
--------------------------------------------------------------------------------
Contract Value
--------------------------------------------------------------------------------
Contract Year
--------------------------------------------------------------------------------
Death Benefit
--------------------------------------------------------------------------------
Fixed Account
--------------------------------------------------------------------------------
Free Withdrawal Amount
--------------------------------------------------------------------------------

                                                                            PAGE

--------------------------------------------------------------------------------
Fund
--------------------------------------------------------------------------------
Income Plan
--------------------------------------------------------------------------------
Investment Alternatives
--------------------------------------------------------------------------------
Issue Date
--------------------------------------------------------------------------------
NORTHBROOK ("We")
--------------------------------------------------------------------------------
Payout Phase
--------------------------------------------------------------------------------
Payout Start Date
--------------------------------------------------------------------------------
Portfolios
--------------------------------------------------------------------------------
Qualified Contracts
--------------------------------------------------------------------------------
SEC
--------------------------------------------------------------------------------
Settlement Value
--------------------------------------------------------------------------------
Valuation Date
--------------------------------------------------------------------------------
Variable Account
--------------------------------------------------------------------------------
Variable Sub-Account
--------------------------------------------------------------------------------
*In certain states the Contract is available only as a group Contract. If you purchase a group Contract, we will issue you a certificate that represents your ownership and that summarizes the provisions of the group Contract. References to "Contract" in this prospectus include certificates unless the context requires otherwise.

THE CONTRACT AT A GLANCE
--------------------------------------------------------------------------------

The following is a snapshot of the Contract. Please read the remainder of this prospectus for more information.


FLEXIBLE PAYMENTS       We are no longer offering new Contracts. You can add to
                        your current Contract as often and as much as you like,
                        but each payment must be at least $25.

                        We may limit the total payments you can make in a
                        "CONTRACT YEAR," which we measure from the date we
                        issue your Contract and each Contract anniversary
                        ("CONTRACT ANNIVERSARY").
-------------------------------------------------------------------------------
EXPENSES                You will bear the following expenses:

                        .Total Variable Account annual fees equal to 1.00% of
                          average daily net assets

                        . Annual contract maintenance charge of $30

                        .Withdrawal charges ranging from 0% to 6% of purchase
                          payments withdrawn (with certain exceptions)

                        . State premium tax (if your state imposes one)

                        In addition, each Portfolio pays expenses that you will
                        bear indirectly if you invest in a Variable
                        Sub-Account.
-------------------------------------------------------------------------------
INVESTMENT              The Contract offers 13 investment alternatives
ALTERNATIVES            including:

                        .
                          The Fixed Account (which credits interest at rates we
                          guarantee), and

                        .12 Variable Sub-Accounts investing in Portfolios
                          offering professional money management by Morgan
                          Stanley Investment Advisors Inc.

                        To find out current rates being paid on the Fixed
                        Account, or to find out how the Variable Sub-Accounts
                        have performed, call us at 1-800-654-2397.
-------------------------------------------------------------------------------
SPECIAL SERVICES        For your convenience, we offer these special services:

                        . AUTOMATIC ADDITIONS PROGRAM

                        . AUTOMATIC INCOME WITHDRAWALS
-------------------------------------------------------------------------------
INCOME PAYMENTS         You can choose fixed income payments, variable income
                        payments, or a combination of the two. You can receive
                        your income payments in one of the following ways:

                        . life income with payments guaranteed for 10 years

                        . joint and survivor life income

                        . guaranteed payments for a specified period
-------------------------------------------------------------------------------
DEATH BENEFITS          If you or the ANNUITANT dies before the PAYOUT START
                        DATE, we will pay the death benefit described in the
                        Contract.
-------------------------------------------------------------------------------
TRANSFERS               Before the Payout Start Date, you may transfer your
                        Contract value ("CONTRACT VALUE") among the investment
                        alternatives, with certain restrictions. Transfers must
                        be at least $100 or the total amount in the investment
                        alternative, whichever is less.
-------------------------------------------------------------------------------
WITHDRAWALS             You may withdraw some or all of your Contract Value at
                        anytime prior to the Payout Start Date. Full or partial
                        withdrawals are available under limited circumstances
                        on or after the Payout Start Date. You may take partial
                        withdrawals automatically through monthly Automatic
                        Income Withdrawals. In general, you must withdraw at
                        least $500 at a time or the total amount in the
                        investment alternative, if less.  Withdrawals of
                        earnings are taxed as ordinary income and, if taken
                        prior to age 59 1/2, may be subject to an additional
                        10% federal tax penalty.  A withdrawal charge also may
                        apply.
-------------------------------------------------------------------------------


HOW THE CONTRACT WORKS
--------------------------------------------------------------------------------

The Contract basically works in two ways.

First, the Contract can help you (we assume you are the CONTRACT OWNER) save for retirement because you can invest in up to 13 investment alternatives and pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the "ACCUMULATION PHASE" of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the "ISSUE DATE") and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or the Fixed Account. If you invest in the Fixed Account, you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts, your investment return will vary up or down depending on the performance of the corresponding Portfolios.

Second, the Contract can help you plan for retirement because you can use it to receive retirement income for life and/ or for a pre-set number of years, by selecting one of the income payment options (we call these "INCOME PLANS") described on page 20. You receive income payments during what we call the "PAYOUT PHASE" of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Portfolios. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.


Issue                                           Payout Start
Date            Accumulation Phase                  Date                 Payout Phase
------------------------------------------------------------------------------------------------------------>
You buy    You save for retirement              You elect to receive    You can recieve    Or you can receive
a Contract                                      income payments or      income payments    income payments
                                                receive a lump sum      for a set period   for life
                                                payment


As the Contract owner, you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract owner or, if there is none, the BENEFICIARY will exercise the rights and privileges provided by the Contract. See "The Contract." In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract owner, or if there is none, to your Beneficiary. See "Death Benefits."

Please call us at 1-800-654-2397 if you have any question about how the Contract works.

EXPENSE TABLE
--------------------------------------------------------------------------------

The table below lists the expenses that you will bear directly or indirectly when you buy a Contract. The table and the examples that follow do not reflect premium taxes that may be imposed by the state where you reside. For more information about Variable Account expenses, see "Expenses," below. For more information about Portfolio expenses, please refer to the accompanying prospectus for the Fund.


CONTRACT OWNER TRANSACTION EXPENSES
Withdrawal Charge (as a percentage of amount withdrawn)*


Number of Complete Years Since We Received the              0        1         2         3        4        5           6+
Purchase Payment Being Withdrawn
-------------------------------------------------------------------------------------------------------------------------------
Applicable Charge                                          6%         5%        4%        3%      2%       1%           0%
-------------------------------------------------------------------------------------------------------------------------------
Annual Contract Maintenance Charge                                                                                   $30.00
-------------------------------------------------------------------------------------------------------------------------------
Transfer Fee                                                                                                           None
-------------------------------------------------------------------------------------------------------------------------------

  *
   Each Contract Year you may make one withdrawal of up to 10% of your aggregate purchase payments, excluding those made one year before the withdrawal, without incurring a withdrawal charge. The cumulative total of all withdrawal charges is guaranteed never to exceed 7% of your purchase payments (not including earnings attributable to these payments).


Mortality and Expense Risk Charge                                        1.00%
-------------------------------------------------------------------------------
Total Variable Account Annual Expense                                    1.00%
-------------------------------------------------------------------------------


PORTFOLIO ANNUAL EXPENSES
(as a percentage of Portfolio average daily net assets) (1)

                                                                                    Total
                                                                                  Portfolio
                                                           Management   Other      Annual
Portfolio                                                     Fees     Expenses   Expenses
--------------------------------------------------------------------------------------------
MORGAN STANLEY VARIABLE INVESTMENT SERIES (CLASS X
SHARES)
--------------------------------------------------------------------------------------------
Capital Growth Portfolio                                  0.65%       0.05%      0.70%
--------------------------------------------------------------------------------------
Dividend Growth Portfolio                                 0.54%       0.01%      0.55%
--------------------------------------------------------------------------------------
Equity Portfolio                                          0.49%       0.02%      0.51%
--------------------------------------------------------------------------------------
European Growth Portfolio                                 0.95%       0.07%      1.02%
--------------------------------------------------------------------------------------
 Global Dividend Growth Portfolio                         0.75%       0.05%      0.80%
--------------------------------------------------------------------------------------
High Yield Portfolio                                      0.50%       0.09%      0.59%
--------------------------------------------------------------------------------------
Income Builder Portfolio                                  0.75%       0.06%      0.81%
--------------------------------------------------------------------------------------
Money Market Portfolio                                    0.50%       0.01%      0.51%
--------------------------------------------------------------------------------------
Pacific Growth Portfolio                                  0.95%       0.78%      1.73%
--------------------------------------------------------------------------------------
Quality Income Plus Portfolio                             0.50%       0.03%      0.53%
--------------------------------------------------------------------------------------
Strategist Portfolio                                      0.50%       0.02%      0.52%
--------------------------------------------------------------------------------------
Utilities Portfolio                                       0.65%       0.02%      0.67%
--------------------------------------------------------------------------------------------

(1) Figures shown in the Table are for the year ended December 31, 2001.



EXAMPLE 1
The example below shows the dollar amount of expenses that you would bear directly or indirectly if you:

.. invested $1,000 in a Variable Sub-Account,

.. earned a 5% annual return on your investment, and

.. surrendered your Contract, or you began receiving income payments for a specified period of less than 120 months at the end of each time period.

THE EXAMPLE DOES NOT INCLUDE ANY TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR


CONTRACT.

Variable Sub-Account                       1 Year  3 Years  5 Years   10 Years
-------------------------------------------------------------------------------
Capital Growth                              $65      $86     $107      $208
-------------------------------------------------------------------------------
Dividend Growth                             $63      $81      $99      $191
-------------------------------------------------------------------------------
Equity                                      $63      $80      $97      $187
-------------------------------------------------------------------------------
European Growth                             $68      $95     $123      $242
-------------------------------------------------------------------------------
Global Dividend Growth                      $66      $89     $112      $218
-------------------------------------------------------------------------------
High Yield                                  $64      $82     $101      $196
-------------------------------------------------------------------------------
Income Builder                              $66      $89     $112      $220
-------------------------------------------------------------------------------
Money Market                                $63      $80      $97      $187
-------------------------------------------------------------------------------
Pacific Growth                              $75     $117     $159      $314
-------------------------------------------------------------------------------
Quality Income Plus                         $63      $81      $98      $189
-------------------------------------------------------------------------------
Strategist                                  $63      $80      $97      $188
-------------------------------------------------------------------------------
Utilities                                   $64      $85     $105      $205
-------------------------------------------------------------------------------

EXAMPLE 2
Same assumptions as Example 1 above, except that you decided not to surrender your Contract, or you began receiving income payments for a specified period of at least 120 months at the end of each period.

Variable Sub-Account                          1 Year  3 Years  5 Years   10 Years
----------------------------------------------------------------------------------
Capital Growth                                 $18      $56      $96      $208
----------------------------------------------------------------------------------
Dividend Growth                                $17      $51      $88      $191
----------------------------------------------------------------------------------
Equity                                         $16      $50      $86      $187
----------------------------------------------------------------------------------
European Growth                                $21      $66     $113      $242
----------------------------------------------------------------------------------
Global Dividend Growth                         $19      $59     $101      $219
----------------------------------------------------------------------------------
High Yield                                     $17      $52      $90      $196
----------------------------------------------------------------------------------
Income Builder                                 $19      $59     $102      $220
----------------------------------------------------------------------------------
Money Market                                   $16      $50      $86      $187
----------------------------------------------------------------------------------
Pacific Growth                                 $29      $88     $149      $315
----------------------------------------------------------------------------------
Quality Income Plus                            $16      $51      $87      $189
----------------------------------------------------------------------------------
Strategist                                     $16      $50      $86      $188
----------------------------------------------------------------------------------
Utilities                                      $18      $55      $94      $205
----------------------------------------------------------------------------------

PLEASE REMEMBER THAT YOU ARE LOOKING AT EXAMPLES AND NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. YOUR ACTUAL EXPENSES MAY BE LOWER OR GREATER THAN THOSE SHOWN ABOVE. SIMILARLY, YOUR RATE OF RETURN MAY BE LOWER OR GREATER THAN 5%, WHICH IS NOT GUARANTEED. TO REFLECT THE CONTRACT MAINTENANCE CHARGE IN THE EXAMPLES, WE ESTIMATED AN EQUIVALENT PERCENTAGE CHARGE, BASED ON AN AVERAGE CONTRACT SIZE OF $49,423.


FINANCIAL INFORMATION
--------------------------------------------------------------------------------

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase, we use a unit of measure we call the "ACCUMULATION UNIT." Each Variable Sub-Account has a separate value for its Accumulation Units we call "ACCUMULATION UNIT VALUE." Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund.

Attached as Appendix A to this prospectus are tables showing the Accumulation Unit Values of each Variable Sub-Account since 1992, or inception, if later. To obtain a fuller picture of each Variable Sub-Account's finances, please refer to the Variable Account's financial statements contained in the Statement of Additional Information. The financial statements of Northbrook also appear in the Statement of Additional Information.


THE CONTRACT
--------------------------------------------------------------------------------


CONTRACT OWNER
The Variable Annuity is a contract between you, the Contract owner, and Northbrook, a life insurance company. As the Contract owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

.. the investment alternatives during the Accumulation and Payout Phases,

.. the amount and timing of your purchase payments and withdrawals,

.. the programs you want to use to invest or withdraw money,

.. the income payment plan you want to use to receive retirement income,

.. the Annuitant (either yourself or someone else) on whose life the income payments will be based,

.. the Beneficiary or Beneficiaries who will receive the benefits that the Contract provides when the last surviving Contract owner dies, and

.. any other rights that the Contract provides.

If you die, any surviving Contract owner, or, if none, the Beneficiary will exercise the rights and privileges provided to them by the Contract. The Contract can not be jointly owned by both a non-natural person and a natural person. Changing ownership of this contract may cause adverse tax consequences and may not be allowed under qualified plans. Please consult with a competent tax advisor prior to making a request for a change of Contract Owner.

You can use the Contract with or without a qualified plan. A "qualified plan" is a personal retirement savings plan, such as an IRA or tax-sheltered annuity, that meets the requirements of the Internal Revenue Code. Qualified plans may limit or modify your rights and privileges under the Contract. We use the term "Qualified Contract" to refer to a Contract used with a qualified plan. See "Qualified Plans" on page 18.


ANNUITANT
The Annuitant is the individual whose life span we use to determine income payments as well as the latest Payout Start Date. You initially designate an Annuitant in your application.


BENEFICIARY
The Beneficiary is the person who may elect to receive the death benefit or become the new Contract Owner subject to the Death of Owner provision if the sole surviving Contract Owner dies before the Payout Start Date. If the sole surviving Contract owner dies after the Payout Start Date, the Beneficiary will receive any guaranteed income payments scheduled to continue.

You may name one or more Beneficiaries when you apply for a Contract. You may name different Beneficiaries in the event of the Owner's death or the Annuitant's death. You may change or add Beneficiaries at any time while you or the Annuitant, as applicable, is living by writing to us, unless you have designated an irrevocable Beneficiary. We will provide a Change of Beneficiary form to be signed and filed with us. Any change will be effective at the time you sign the written notice, whether or not you or the Annuitant, as applicable, is living when we receive the notice. Until we receive your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. We will not be liable as to any payment or settlement made prior to receiving the written notice. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly.

If you did not name a Beneficiary or, unless otherwise provided in the Beneficiary designation, if a named Beneficiary is no longer living and there are no other surviving Beneficiaries, the new Beneficiary will be you or your estate. If more than one Beneficiary survives you, or the Annuitant, as applicable, we will divide the death benefit among your Beneficiaries according to your most recent written instructions. If you have not given us written instructions, we will pay the death benefit in equal amounts to the surviving Beneficiaries.


MODIFICATION OF THE CONTRACT Only a Northbrook officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.


ASSIGNMENT
You may assign the Contract prior to the Payout Start Date and during the Annuitant's life, subject to the rights of any irrevocable Beneficiary. No Beneficiary may assign benefits under the Contract until they are payable to the Beneficiary. We will not be bound by any assignment until you sign it and file it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. YOU SHOULD CONSULT WITH AN ATTORNEY BEFORE TRYING TO ASSIGN YOUR CONTRACT.


PURCHASE PAYMENTS
--------------------------------------------------------------------------------


MINIMUM PURCHASE PAYMENTS
You may make additional purchase payments of at least $25 at any time prior to the Payout Start Date. We reserve the right to limit the amount of purchase payments we will accept.


AUTOMATIC ADDITIONS PROGRAM
You may make subsequent purchase payments of at least $25 by automatically transferring amounts from your bank account or your Morgan Stanley Active Assets/TM/ Account. Please consult your Morgan Stanley Financial Advisor for details.


ALLOCATION OF PURCHASE PAYMENTS
At the time you apply for a Contract, you must decide how to allocate your purchase payments among the investment alternatives. The allocation you specify on your application will be effective immediately. All allocations must be in whole percents that total 100% or in whole dollars. The minimum you may allocate to any investment alternative is $100. You can change your allocations by notifying us in writing.

We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us in writing otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order.

We will credit additional purchase payments to the Contract at the close of the business day on which we receive the purchase payment at our headquarters. We are open for business each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as "VALUATION DATES." Our business day closes when the New York Stock Exchange closes, usually 3:00 p.m. Central Time. If we receive your purchase payment after 3:00 p.m. Central Time on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date.




CONTRACT VALUE
--------------------------------------------------------------------------------

Your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus the value of your investment in the Fixed Account.


ACCUMULATION UNITS
To determine the number of Accumulation Units of each Variable Sub-Account to allocate to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract. Withdrawals and transfers from a Variable Sub-Account would, of course, reduce the number of Accumulation Units of that Sub-Account allocated to your Contract.


ACCUMULATION UNIT VALUE
As a general matter, the Accumulation Unit Value for each Variable Sub-Account will rise or fall to reflect:

.. changes in the share price of the Portfolio in which the Variable Sub-Account invests, and

.. the deduction of amounts reflecting the mortality and expense risk charge and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

We determine contract maintenance charges, and withdrawal charges, separately for each Contract. They do not affect Accumulation Unit Value. Instead, we obtain payment of those charges by redeeming Accumulation Units. For details on how we calculate Accumulation Unit Value, please refer to the Statement of Additional Information.

We determine a separate Accumulation Unit Value for each Variable Sub-Account on each Valuation Date.

YOU SHOULD REFER TO THE PROSPECTUS FOR THE FUND THAT ACCOMPANIES THIS PROSPECTUS FOR A DESCRIPTION OF HOW THE ASSETS OF EACH PORTFOLIO ARE VALUED, SINCE THAT DETERMINATION DIRECTLY BEARS ON THE ACCUMULATION UNIT VALUE OF THE CORRESPONDING VARIABLE SUB-ACCOUNT AND, THEREFORE, YOUR CONTRACT VALUE.


INVESTMENT ALTERNATIVES: THE VARIABLE SUB-ACCOUNTS
--------------------------------------------------------------------------------

You may allocate your purchase payments to up to 12 Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. We briefly describe the Portfolios below.

For more complete information about each Portfolio, including expenses and risks associated with the Portfolio, please refer to the accompanying prospectus for the Fund. You should carefully review the Fund prospectus before allocating amounts to the Variable Sub-Accounts.


PORTFOLIO:              EACH PORTFOLIO SEEKS:          INVESTMENT ADVISER:
-------------------------------------------------------------------------------
Capital Growth          Long-term capital growth
-------------------------------------------------------------------------------
Dividend Growth         Reasonable current income and
                        long-term growth of income
                        and capital
-------------------------------------------------------
Equity                  Growth of capital and, as a
                        secondary objective, income
                        when consistent with its
                        primary objective
-------------------------------------------------------
European Growth         To maximize the capital
                        appreciation of its
                        investments
-------------------------------------------------------
Global Dividend Growth  Reasonable current income and
                        long-term growth of income
                        and capital                    MORGAN STANLEY
-------------------------------------------------------INVESTMENT ADVISORS INC.
High Yield              High current income and, as a
                        secondary objective, capital
                        appreciation when consistent
                        with its primary objective
-------------------------------------------------------
Income Builder          Reasonable income and, as a
                        secondary objective, growth
                        of capital
-------------------------------------------------------
Money Market            High current income,
                        preservation of capital, and
                        liquidity
-------------------------------------------------------
Pacific Growth          To maximize the capital
                        appreciation of its
                        investments
-------------------------------------------------------------------------------
Quality Income Plus     High current income and, as a
                        secondary objective, capital
                        appreciation when consistent
                        with its primary objective
-------------------------------------------------------
Utilities               Current income and long-term
                        growth of income and capital
-------------------------------------------------------
Strategist              High total investment return
-------------------------------------------------------


AMOUNTS YOU ALLOCATE TO VARIABLE SUB-ACCOUNTS MAY GROW IN VALUE, DECLINE IN VALUE, OR GROW LESS THAN YOU EXPECT, DEPENDING ON THE INVESTMENT PERFORMANCE OF THE PORTFOLIOS IN WHICH THOSE VARIABLE SUB-ACCOUNTS INVEST. YOU BEAR THE INVESTMENT RISK THAT THE PORTFOLIOS MIGHT NOT MEET THEIR INVESTMENT OBJECTIVES. SHARES OF THE PORTFOLIOS ARE NOT DEPOSITS, OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.


INVESTMENT ALTERNATIVES: THE FIXED ACCOUNT
--------------------------------------------------------------------------------

You may allocate all or a portion of your purchase payments to the Fixed Account. The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general assets other than those in segregated asset accounts. We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to the Fixed Account does not entitle you to share in the investment experience of the Fixed Account.

We bear the investment risk for all amounts that you allocate to the Fixed Account. That is because we credit amounts that you allocate to the Fixed Account at a net effective rate of at least 4.0% per year for the first year. We may use a higher rate that we determine periodically.




We credit this rate, regardless of the actual investment experience of the Fixed Account.

Money that you deposit in the Fixed Account earns the interest rate that is in effect at the time of your allocation or transfer until the first renewal date. The first renewal date is January 1 following the date of your allocation or transfer of money into the Fixed Account. Subsequent renewal dates are on anniversaries of the first renewal date. On or about each renewal date, we will notify you of the interest rate for the next calendar year. We may declare more than one interest rate for different monies based on their date of allocation or transfer to the Fixed Account.


INVESTMENT ALTERNATIVES: TRANSFERS
--------------------------------------------------------------------------------


TRANSFERS DURING THE ACCUMULATION PHASE
During the Accumulation Phase, you may transfer Contract Value among the investment alternatives. You may request transfers in writing on a form that we provide or by telephone according to the procedure described below. The minimum amount that you may transfer is $100 or the total amount in the investment alternative, whichever is less.

You may transfer amounts from the Variable Sub-Accounts to the Fixed Account only once every 30 days. If you invested amounts in the Fixed Account prior to its revision, you may transfer these amounts only once every six months.

We limit the maximum amount which may be transferred from the revised Fixed Account to the Variable Account in any calendar year to the greater of $1,000 or 25% of the value in the revised Fixed Account as of December 31 of the prior calendar year (except with respect to amounts which were allocated to the Fixed Account prior to the date of availability).

We will process transfer requests that we receive before 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for that Date. We will process requests completed after 3:00 p.m Central Time on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. We may restrict transfers to once every 30 days. If we do so, we will give you at least 30 days notice of that restriction.

We reserve the right to waive any transfer restrictions.


TRANSFERS DURING THE PAYOUT PHASE
During the Payout Phase, you may make transfers among the Variable Sub-Accounts to change the relative weighting of the Variable Sub-Accounts on which your variable income payments will be based. In addition, you will have a limited ability to make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments. You may not, however, convert any portion of your right to receive fixed income payments into variable income payments.

You may not make any transfers for the first 6 months after the Payout Start Date. Thereafter, you may make transfers among the Variable Sub-Accounts or make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments. Your transfers must be at least 6 months apart.


TELEPHONE TRANSFERS
You may make transfers by telephone by calling 1-800-654-2397 if you first send us a completed authorization form. The cut off time for telephone transfer requests is 3:00 p.m. Central time. In the event that the New York Stock Exchange closes early, i.e., before 3:00 p.m. Central Time, or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange. If you own the contract with a joint Contract owner, unless we receive contrary instructions, we will accept instructions from either you or the joint Contract owner.

We may suspend, modify or terminate the telephone transfer privilege at any time without notice.

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information.

Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.


EXPENSES
--------------------------------------------------------------------------------

As a Contract owner, you will bear, directly or indirectly, the charges and expenses described below.


CONTRACT MAINTENANCE CHARGE During the Accumulation Phase, on each Contract Anniversary, we will deduct a $30 contract maintenance charge from your Contract Value invested in each Variable Sub-Account in proportion to the amount invested. During the Payout Phase, we will deduct the charge proportionately from each income payment. If you surrender your Contract, we will deduct the full contract maintenance charge.

The charge is to compensate us for the cost of administering the Contracts and the Variable Account. Maintenance costs include expenses we incur in billing and collecting purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit Values and income payments; and issuing reports to Contract owners and regulatory agencies. We cannot increase the charge.


MORTALITY AND EXPENSE RISK CHARGE
We deduct a mortality and expense risk charge daily at an annual rate of 1.00% of the average daily net assets you have invested in the Variable Sub-Accounts. The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will not be sufficient in the future to cover the cost of administering the Contract. If the charges under the Contract are not sufficient, then we will bear the loss.

We guarantee the mortality and expense risk charge and we cannot increase it. We assess the mortality and expense risk charge during both the Accumulation Phase and the Payout Phase.


WITHDRAWAL CHARGE
We may assess a withdrawal charge of 6% of the amount you withdraw if the purchase payment being withdrawn has been invested in the Contract for less than 1 year. The charge declines annually to 0% after 6 complete years from the day we receive the purchase payment being withdrawn. A schedule showing how the charge declines is shown on page 6, above. During each Contract Year, you can make one withdrawal up to 10% of the aggregate amount of your purchase payments, excluding those made less than one year before the withdrawal, without paying the charge. Unused portions of this 10% "Free Withdrawal Amount" are not carried forward to future Contract Years. The maximum portion of the Free Withdrawal Amount you may withdraw from the Fixed Account is limited to the proportion that your value in the Fixed Account bears to your Total Contract Value. We guarantee that the total withdrawal charges you pay will not exceed 7% of your purchase payments.

We will deduct withdrawal charges, if applicable, from the amount paid. For purposes of the withdrawal charge and the Free Withdrawal Amount, we will treat withdrawals as coming from the oldest purchase payments first. However, for federal income tax purposes, please note that withdrawals are considered to have come first from earnings which means you pay taxes on the earnings portion of your withdrawal.

In certain cases, we may deduct a withdrawal charge when you take distributions required by federal tax law. We may deduct withdrawal charges from the Contract Value you apply to an Income Plan with a specified period of less than 120 months.

We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.

Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. You should consult your own tax counsel or other tax advisers regarding any withdrawals.


PREMIUM TAXES
Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for paying these taxes and will deduct them from your Contract Value. Some of these taxes are due when the Contract is issued, others are due when income payments begin or upon surrender. Our current practice is not to charge anyone for these taxes until income payments begin or when a total withdrawal occurs including payment upon death. We may some time in the future discontinue this practice and deduct premium taxes from the purchase payments. Premium taxes generally range from 0% to 4%, depending on the state.

At the Payout Start Date, we deduct the charge for premium taxes from each investment alternative in the proportion that the Contract owner's value in the investment alternative bears to the total Contract Value.


DEDUCTION FOR VARIABLE ACCOUNT INCOME TAXES
We are not currently making a provision for variable account income taxes. In the future, however, we may make a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Variable Account. We will deduct for any taxes we incur as a result of the operation of the Variable Account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Internal Revenue Code is briefly described in the Taxes Section.


OTHER EXPENSES Each Portfolio deducts advisory fees and other expenses from its assets. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the accompanying prospectus for the Fund. For a summary of current estimates of those charges and expenses, see page 6. We may receive compensation from the investment adviser or administrator of the Fund for administrative services we provide to the Fund.


ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

You can withdraw some or all of your Contract Value at any time prior to the Payout Start Date. Withdrawals also are available under limited circumstances on or after the Payout Start Date. See "Income Plans" on page 20.

The amount payable upon withdrawal is the Contract Value (or portion thereof) next computed after we receive the request for a withdrawal at our home office, less any withdrawal charges, contract maintenance charges, income tax withholding, penalty tax, and any premium taxes.

You can withdraw money from the Variable Account and/ or the Fixed Account. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable withdrawal charge and premium taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances.

You have the opportunity to name the investment alternative(s) from which you are taking the withdrawal. If none are named, then we will withdraw the amount from the investment alternatives in which you are invested according to each alternative's percentage share of the Contract Value.

In general, you must withdraw at least $500 at a time. You also may withdraw a lesser amount if you are withdrawing your entire interest in a Variable Sub-Account.

Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.


AUTOMATIC INCOME WITHDRAWALS
You may also take partial withdrawal automatically through Automatic Income Withdrawals. You may request Automatic Income Withdrawals of $100 or more at any time before the Payout Starting Date. Please consult with your Morgan Stanley Financial Advisor for detailed information about Automatic Income Withdrawals.

If you request a total withdrawal, you must return your Contract to us. We also will deduct a contract maintenance charge of $30.


POSTPONEMENT OF PAYMENTS
We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1. The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted;

2. An emergency exists as defined by the SEC; or

3. The SEC permits delay for your protection.

In addition, we may delay payments or transfers from the Fixed Account for up to 6 months or shorter period if required by law. If we delay payment or transfer for 30 days or more, we will pay interest as required by law. Any interest would be payable from the date we receive the withdrawal request to the date we make the payment or transfer.


MINIMUM CONTRACT VALUE
If your request for a partial withdrawal would reduce your Contract Value to less than $500, we may treat it as a request to withdraw your entire Contract Value. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. Before terminating any Contract whose value has been reduced to less than $500, we would inform you in writing of our intention to terminate your Contract and give you at least 30 days in which to make an additional purchase payment to restore your Contract's value to the contractual minimum of $500. If we terminate your Contract, we will distribute to you its Contract Value, less withdrawal and other applicable charges, and taxes.


INCOME PAYMENTS
--------------------------------------------------------------------------------
PAYOUT START DATE
The Payout Start Date is the day that money is applied to an Income Plan. The Payout Start Date must be:

.. at least 30 days after the Issue Date;

.. the first day of a calendar month; and

.. no later than the first day of the calendar month after the Annuitant's 85th birthday, or the 10th Contract Anniversary, if later.

You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date in your Contract.

INCOME  PLANS
You may choose and change your choice of Income Planuntil 30 days before the Payout Start Date. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1 with guaranteed payments for 10 years. After the Payout Start Date, you may not make withdrawals (except as described below) or change your choice of Income Plan.

Three Income Plans are available under the Contract. Each is available to provide:

.. fixed income payments;

.. variable income payments; or

.. a combination of the two.

The three Income Plans are:

INCOME PLAN 1 - LIFE INCOME WITH PAYMENTS GUARANTEED FOR 10 YEARS. Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the Annuitant dies before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract.

INCOME PLAN 2 - JOINT AND SURVIVOR LIFE INCOME. Under this plan, we make periodic income payments for as long as either the Annuitant or the joint Annuitant is alive.

INCOME PLAN 3 - GUARANTEED PAYMENTS FOR A SPECIFIED PERIOD. Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant's life. A withdrawal charge may apply if the specified period is less than 120 months. We will deduct the mortality and expense risk charge from the Variable Sub-Account assets that support variable income payments even though we may not bear any mortality risk.

The length of any guaranteed payment period under your selected Income Plan generally will affect the dollar amounts of each income payment. As a general rule, longer guarantee periods result in lower income payments, all other things being equal. For example, if you choose an Income Plan with payments that depend on the life of the Annuitant but with no minimum specified period for guaranteed payments, the income payments generally will be greater than the income payments made under the same Income Plan with a minimum specified period for guaranteed payments.

If you choose Income Plan 1 or 2, or, if available, another Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we will require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant is alive before we make each payment. If you choose an Income Plan with no guaranteed payments, it is possible for the payee to receive only one income payment if the Annuitant and any joint Annuitant die prior to the second income payment, or two income payments if they die prior to the third income payment, and so on.

Generally, you may not make withdrawals after the Payout Start Date. One exception to this Rule applies if you are receiving variable income payments that do not depend on the life of the Annuitant (such as under Income Plan 3). In that case you may terminate all or part of the Variable Account portion of the income payments at any time and receive a lump sum equal to the present value of the remaining variable payments associated with the amount withdrawn. To determine the present value of any remaining variable income payments being withdrawn, we use a discount rate equal to the assumed annual investment rate that we use to compute such variable income payments. The minimum amount you may withdraw under this feature is $1,000. A withdrawal charge may apply. We deduct applicable premium taxes from the Contract Value at the Payout Start Date. We may make other Income Plans available. You may obtain information about them by writing or calling us.

You must apply at least the Contract Value in the Fixed Account on the Payout Start Date to fixed income payments. If you wish to apply any portion of your Fixed Account balance to provide variable income payments, you should plan ahead and transfer that amount to the Variable Sub-Accounts prior to the Payout Start Date. If you do not tell us how to allocate your Contract Value among fixed and variable income payments, we will apply your Contract Value in the Variable Account to variable income payments and your Contract Value in the Fixed Account to fixed income payments.

We will apply your Contract Value, less applicable taxes, to your Income Plan on the Payout Start Date. If the amount available to apply under an Income Plan is less than $2,000 or not enough to provide an initial payment of at least $20, and state law permits, we may:

.. terminate the Contract and pay you the Contract Value, less any applicable taxes, in a lump sum instead of the periodic payments you have chosen, or

.. reduce the frequency of your payments so that each payment will be at least
  $20.


VARIABLE INCOME PAYMENTS
The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by (a) actual mortality experience and (b) the amount of our administration expenses. We cannot predict the total amount of your variable income payments. Your variable income payments may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Portfolios; and (b) the Annuitant could live longer or shorter than we expect based on the tables we use.

In calculating the amount of the periodic payments in the annuity tables in the Contract, we assumed an annual investment rate of 4%. If actual net investment return of the Variable Sub-Accounts you choose is less than this assumed investment rate, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the assumed investment rate. The dollar amount of the variable income payments stays level if the net investment return equals the assumed investment rate. You should consult the Statement of Additional Information for more detailed information as to how we determine variable income payments.


FIXED INCOME PAYMENTS
We guarantee income payment amounts derived from the Fixed Account for the duration of the Income Plan. We calculate the fixed income payments by:

.. deducting any applicable premium tax; and

.. applying the resulting amount to the greater of (a) the appropriate value from the income payment table in your Contract or (b) such other value as we are offering at that time.

We may defer making fixed income payments for a period of up to 6 months or any shorter time state law may require. If we defer payments for 30 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.


CERTAIN EMPLOYEE BENEFIT PLANS
The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by applicable law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the purchase of a Contract is appropriate.


DEATH BENEFITS
--------------------------------------------------------------------------------

We will pay a death benefit prior to the Payout Start Date if:

1. any Contract owner dies, or

2. the Annuitant dies, if the Contract owner is not the same person as the Annuitant.

We will pay the death benefit to the new Contract owner who is determined immediately after the death. The new Contract owner would be a surviving Contract owner(s) or, if none, the Beneficiary(ies), or, if none, the Contract owner's estate.


DEATH BENEFIT AMOUNT
Prior to the Payout Start Date, the death benefit is equal to the greater of:

1. the Contract Value as of the date we determine the death benefit, or

2. the sum of all purchase payments, less withdrawals and amounts, including withdrawal charges, deducted in connection with any partial withdrawals.

We will calculate the value of the death benefit as of the date we receive a complete request for payment of the death benefit.

A claim for a distribution on death must include DUE PROOF OF DEATH. We will accept the following documentation as "Due Proof of Death":

.. a certified copy of a death certificate;

.. a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

.. any other proof acceptable to us.


DEATH BENEFIT PAYMENTS
Upon death of the Contract owner, the new Contract owner generally has the following options:

1. receive the death benefit in a lump sum or apply the death benefit to an Income Plan; or

2. continue the Contract, subject to certain conditions.

Option 1 is only available if we receive Due Proof of Death within 180 days of the date of death.

We reserve the right to waive the 180 day limit on a non-discriminatory basis.

If Option 2 is elected, and the new Contract owner is a natural person, the following conditions apply:

1. the Contract is continued subject to charges, including all applicable withdrawal charges; and

2. if the prior Contract owner was also the Annuitant, the new Contract owner will become the new Annuitant.

A surviving spouse may continue the Contract in the Accumulation Phase as if the death had not occurred. Otherwise, the new Contract owner may continue the Contract and elect either of the following options:

1. receive income payments under an Income Plan, with income payments beginning within one year of the date of death. Income payments must be made over the life of the new Contract owner, or a period not to exceed the life expectancy of the new Contract owner; or

2. receive, within 5 years of the date of death, the "Settlement Value," which is the Contract Value, less withdrawal charges and taxes.

If, however, the new Contract owner is a non-natural person, the new Contract owner has the following options when continuing the Contract:

1. elect to receive the Settlement Value within 5 years of the date of death; or

2. receive the Settlement Value as a single lump sum payment 5 years after the date of death.

Option 1 is only available if we receive Due Proof of Death within 180 days of the date of death.

We reserve the right to waive the 180 day limit on a non-discriminatory basis.

Please refer to your Contract for more details on the above options.

If the  Annuitant  dies,  we will pay the named  Beneficiary  a death benefit as described above, depending on whether the Beneficiary is a natural or non-natural person. The Contract Owner has 60 days from the date the Company receives Due Proof of Death to select an Income Plan without incurring a tax on the entire gain in the Contract. If the Contract Owner elects to continue the Contract, they will be taxed on the entire gain in the Contract computed on the date of continuance. We are required to report such gain to the IRS as income to the Contract Owner. An additional 10% federal tax penalty may apply if the Contract Owner is under age 59 1/2. Any amount included in the Contract Owner's gross income as a result of a Contract continuance will increase the investment in the Contract for future distributions. Please refer to your Contract for more details.


MORE INFORMATION
--------------------------------------------------------------------------------


NORTHBROOK
NORTHBROOK is the issuer of the Contract. NORTHBROOK is a stock life insurance company which was organized under the insurance laws of the State of Arizona in 1998. Previously, from 1978 to 1998, NORTHBROOK had been organized under the laws of the State of Illinois. NORTHBROOK is currently licensed to operate in all states (except New York), the District of Columbia, and Puerto Rico. We intend to offer the Contract in those jurisdictions in which we are licensed. Our headquarters are located at 3100 Sanders Road, NORTHBROOK, Illinois, 60062.

NORTHBROOK is a wholly owned subsidiary of Allstate Life Insurance Company ("Allstate Life"), an Illinois stock life insurance company. Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, an Illinois stock property-liability insurance company. All of the outstanding capital stock of Allstate Insurance Company is owned by The Allstate Corporation.

NORTHBROOK and Allstate Life entered into a reinsurance agreement effective December 31, 1987. Under the reinsurance agreement, Allstate Life reinsures all of NORTHBROOK's liabilities under the Contracts. The reinsurance agreement provides us with financial backing from Allstate Life. It does not, however, create a direct contractual relationship between Allstate Life and you. In other words, the obligations of Allstate Life under the reinsurance agreement are to NORTHBROOK; NORTHBROOK remains the sole obligor under the Contract to you.

Independent rating agencies regularly evaluate life insurers' claims-paying ability, quality of investments, and overall stability. A.M. Best Company assigns an A+ (Superior) financial strength rating to Allstate Life, which results in an A+r rating to NORTHBROOK due to the reinsurance agreements with Allstate Life mentioned above. Standard & Poor's assigns an AA+ (Very Strong) financial strength rating and Moody's Investors Service assigns an Aa2 (Excellent) financial strength rating to NORTHBROOK, sharing the same ratings of its parent, Allstate Life. These ratings do not reflect the investment performance of the Variable Account. We may from time to time advertise these ratings in our sales literature.


THE VARIABLE ACCOUNT
NORTHBROOK established the Northbrook Variable Annuity Account on February 14, 1983. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or NORTHBROOK.

We own the assets of the Variable Account. The Variable Account is a segregated asset account under Arizona insurance law. That means we account for the Variable Account's income, gains, and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations. Our obligations arising under the Contracts are general corporate obligations of NORTHBROOK.

The Variable Account consists of 12 Variable Sub-Accounts, each of which invests in a corresponding Portfolio. We may add new Variable Sub-Accounts or eliminate one or more of them if we believe marketing, tax, or investment conditions so warrant. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Portfolios. We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.


THE PORTFOLIOS
DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolio at their net asset value.

VOTING PRIVILEGES. As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Portfolios that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. After the Payout Start Date the person receiving income payments has the voting interest. The payee's number of votes will be determined by dividing the reserves for such Contract allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. The votes decrease as income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro rata basis to reduce the votes eligible to be cast.

We reserve the right to vote Portfolio shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.

CHANGES IN PORTFOLIOS. If the shares of any of the Portfolios are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Portfolio and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940. We also may add new Variable Sub-Accounts that invest in additional mutual funds. We will notify you in advance of any such change.

CONFLICTS OF INTEREST. Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts.

It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. The board of directors of the Fund monitors for possible conflicts among separate accounts buying shares of the Portfolios. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, the Fund's board of directors may require a separate account to withdraw its participation in a Portfolio. A Portfolio's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.


THE CONTRACT
DISTRIBUTION. Morgan Stanley DW Inc., located at 1585 Broadway, NY, NY 10036, serves as principal underwriter of the Contracts. Morgan Stanley DW is a wholly owned subsidiary of Morgan Stanley Dean Witter & Co. Morgan Stanley DW is a registered broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers. Morgan Stanley DW is also registered with the SEC as an investment adviser.

We may pay up to a maximum sales commission of 5.75% of purchase payments and an annual sales administration expense of up to 0.125% of the average net assets of the Contracts to Morgan Stanley DW. In addition, Morgan Stanley DW may pay annually to its representatives from its profits an amount equal to 0.10% of the net assets of the Variable Account attributable to Contracts issued and sold after 1984 and any subsequent additions thereon.

The General Agency Agreement between NORTHBROOK and Morgan Stanley DW provides that NORTHBROOK will indemnify Morgan Stanley DW for certain damages that may be caused by actions or statements or omissions, by NORTHBROOK.

ADMINISTRATION. We have primary responsibility for all administration of the Contracts and the Variable Account. We provide the following administrative services, among others:

.. issuance of the Contracts;

.. maintenance of Contract Owner records;

.. Contract owner services;

.. calculation of unit values;

.. maintenance of the Variable Account; and

.. preparation of Contract Owner reports.

We will send you Contract statements at least annually. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we reserve the right to make the adjustment as of the date that we receive notice of the potential error.

We will also provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.


QUALIFIED PLANS
If you use the Contract with a qualified plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if qualified plan limits on distributions and other conditions are not met. Please consult your qualified plan administrator for more information.




LEGAL MATTERS
Foley & Lardner, Washington, D.C., has advised NORTHBROOK on certain federal securities law matters. All matters of state law pertaining to the Contracts, including the validity of the Contracts and NORTHBROOK's right to issue such Contracts under state insurance laws, have been passed upon by Michael J. Velotta, General Counsel of NORTHBROOK.

TAXES
--------------------------------------------------------------------------------

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE.
 NORTHBROOK MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.


TAXATION OF NORTHBROOK LIFE INSURANCE COMPANY
NORTHBROOK is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code. Since the Variable Account is not an entity separate from NORTHBROOK, and its operations form a part of NORTHBROOK, it will not be taxed separately. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the Contract. Under existing federal income tax law, NORTHBROOK believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Accordingly, NORTHBROOK does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore NORTHBROOK does not intend to make provisions for any such taxes. If NORTHBROOK is taxed on investment income or capital gains of the Variable Account, then NORTHBROOK may impose a charge against the Variable Account in order to make provision for such taxes.


TAXATION OF ANNUITIES IN GENERAL
TAX DEFERRAL. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

1. the  Contract Owner is a natural person,

2. the investments of the Variable Account are "adequately diversified" according to Treasury Department regulations, and

3. NORTHBROOK is considered the owner of the Variable Account assets for federal income tax purposes.

NON-NATURAL OWNERS. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts does not enjoy tax deferral and is taxed as ordinary income received or accrued by the owner during the taxable year.

EXCEPTIONS TO THE NON-NATURAL OWNER RULE. There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain qualified plans; (4) certain contracts used in connection with structured settlement agreements, and (5) immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "ADEQUATELY DIVERSIFIED" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract Owner during the taxable year. Although NORTHBROOK does not have control over the Funds or their investments, we expect the Funds to meet the diversification requirements.

OWNERSHIP TREATMENT. The IRS has stated that a contract owner will be considered the owner of separate account assets if he possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the separate account investments may cause a contract owner to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.

Your rights under the Contract are different than those described by the IRS in rulings in which it found that contract owners were not owners of separate account assets. For example, you have the choice to allocate premiums and Contract Values among a broader selection of investment alternatives. Also, you may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in youbeing treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. NORTHBROOK does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.

TAXATION OF PARTIAL AND FULL WITHDRAWALS. If you make a partial withdrawal under a non-qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a full withdrawal under a non-Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.

TAXATION OF ANNUITY PAYMENTS. Generally, the rule for income taxation of annuity payments received from a nonqualified contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. The Federal tax treatment of annuity payments is unclear in some respects. As a result, if the IRS should provide further guidance, it is possible that the amount we calculate and report to the IRS as taxable could be different. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.

WITHDRAWALS AFTER THE PAYOUT START DATE. Federal tax law is unclear regarding the taxation of any additional withdrawal received after the Payout Start Date.
 It is possible that a greater or lesser portion of such a payment could be taxable than the amount we determine.

DISTRIBUTION AT DEATH RULES. In order to be considered an annuity contract for federal income tax purposes, the Contract must provide:

1. if any Contract Owner dies on or after the Payout Start Date but before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner's death;

2. if any Contract Owner dies prior to the Payout Start Date, the entire interest in the Contract will be distributed within 5 years after the date of the Contract Owner's death. These requirements are satisfied if any portion of the Contract Owner's interest that is payable to (or for the benefit of) a designated Beneficiary is distributed over the life of such Beneficiary (or over a period not extending beyond the life expectancy of the Beneficiary) and the distributions begin within 1 year of the Contract Owner's death. If the Contract Owner's designated Beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner.

3. if the Contract Owner is a non-natural person, then the Annuitant will be treated as the Contract Owner for purposes of applying the distribution at death rules. In addition, a change in the Annuitant on a Contract owned by a non-natural person will be treated as the death of the Contract Owner.

TAXATION OF ANNUITY DEATH BENEFITS. Death Benefit amounts are included in income as follows:

1. if distributed in a lump sum, the amounts are taxed in the same manner as a full withdrawal, or

2. if distributed under an Income Plan, the amounts are taxed in the same manner as annuity payments.

PENALTY TAX ON PREMATURE DISTRIBUTIONS. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 591/2. However, no penalty tax is incurred on distributions:

1. made on or after the date the Contract Owner attains age 591/2,

2. made as a result of the Contract Owner's death or becoming totally disabled,

3. made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

4. made under an immediate annuity, or

5. attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.

SUBSTANTIALLY EQUAL PERIODIC PAYMENTS. With respect to non-Qualified Contracts using substantially equal periodic payments or immediate annuity payments as an exception to the penalty tax on premature distributions,any additional withdrawal or other modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the Contract Owner's attaining age 591/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. You should consult a competent tax advisor prior to taking a withdrawal.

TAX FREE EXCHANGES UNDER IRC SECTION 1035. A 1035 exchange is a tax-free exchange of a non-qualified life insurance contract, endowment contract or annuity contract for a new non-qualified annuity contract. The Contract Owner(s) must be the same on the old and new contract. Basis from the old contract carries over to the new contract so long as we receive that information from the relinquishing company. If basis information is never received, we will assume that all exchanged funds represent earnings and will allocate no cost basis to them.

TAXATION OF OWNERSHIP CHANGES. If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Except for certain Qualified Contracts, any amount you receive as a loan under a Contract, and any assignment or pledge (or agreement to assign or pledge) of the Contract Value is taxed as a withdrawal of such amount or portion and may also incur the 10% penalty tax. Currently we do not allow assignments.

AGGREGATION OF ANNUITY CONTRACTS. The Code requires that all non-qualified deferred annuity contracts issued by NORTHBROOK (or its affiliates) to the same Contract Owner during any calendar year be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.


INCOME TAX WITHHOLDING
Generally, NORTHBROOK is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.

NORTHBROOK is required to withhold federal income tax using the wage withholding rates for all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.


QUALIFIED CONTRACTS
The income on qualified plan and IRA investments is tax deferred, and the income on variable annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing a variable annuity in a qualified plan or IRA. Contracts may be used as investments with certain qualified plans such as:

.. Individual Retirement Annuities or Accounts (IRAs) under Section 408 of the
  Code;

.. Roth IRAs under Section 408A of the Code;

.. Simplified Employee Pension Plans under Section 408(k) of the Code;

.. Savings Incentive Match Plans for Employees (SIMPLE) Plans under Section
  408(p) of the Code;

.. Tax Sheltered Annuities under Section 403(b) of the Code;

.. Corporate and Self Employed Pension and Profit Sharing Plans under Sections
  401 and 403; and

.. State and Local Government and Tax-Exempt Organization Deferred Compensation
  Plans under Section 457.

 NORTHBROOK reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed above or to modify the Contract to conform with tax requirements. The tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Adverse tax consequences may result from certain transactions such as excess contributions, premature distributions, and distributions that do not conform to specified commencement and minimum distribution rules.

In the case of certain qualified plans, the terms of the plans may govern the right to benefits, regardless of the terms of the Contract.

TAXATION OF WITHDRAWALS FROM A QUALIFIED CONTRACT. If you make a partial withdrawal under a Qualified Contract other than a Roth IRA, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions, after tax contributions to qualified plans) bears to the Contract Value, is excluded from your income. We do not keep track of nondeductible contributions, and all tax reporting of distributions from Qualified Contracts other than Roth IRAs will indicate that the distribution is fully taxable.

"QUALIFIED  DISTRIBUTIONS"  from Roth  IRAs are not  included  in gross  income.
"Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:

.. made on or after the date the Contract Owner attains age 591/2,

.. made to a beneficiary after the Contract Owner's death,

.. attributable to the Contract Owner being disabled, or

.. made for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

"NONQUALIFIED DISTRIBUTIONS" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions. All tax reporting of distributions from Roth IRAs will indicate that the taxable amount is not determined.

REQUIRED MINIMUM DISTRIBUTIONS. Generally, qualified plans require minimum distributions upon reaching age 701/2. Failure to withdraw the required minimum distribution will result in a 50% tax penalty on the shortfall not withdrawn from the contract. Not all income plans offered under this annuity contract satisfy the requirements for minimum distributions. Because these distributions are required under the code and the method of calculation is complex, please see a competent tax advisor.

THE DEATH BENEFIT AND QUALIFIED CONTRACTS. Pursuant to the Code and IRS regulations, an IRA may not invest in life insurance contracts. However, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may provide a death benefit that equals the greater of the purchase payments or the Contract Value.
 The Contract offers a death benefit that in certain circumstances may exceed the greater of the purchase payments or the Contract Value. It is possible that the Death Benefit could be viewed as violating the prohibition on investment in life insurance contracts, with the result that the Contract would not satisfy the requirements of an IRA. We believe that these regulations do not prohibit all forms of optional death benefits; however, at this time we are not allowing the Enhanced Earnings Death Benefit Plus Option to be sold with an IRA.

It is also possible that the certain death benefits that offer enhanced earnings could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in current taxable income to a Contract Owner. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified plans, such as in connection with a 403(b) plan.

NORTHBROOK reserves the right to limit the availability of the Contract for use with any of the qualified plans listed above.

PENALTY TAX ON PREMATURE DISTRIBUTIONS FROM QUALIFIED CONTRACTS. A 10% penalty tax applies to the taxable amount of any premature distribution from a Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 591/2. However, no penalty tax is incurred on distributions:

1. made on or after the date the Contract Owner attains age 591/2,

2. made as a result of the Contract Owner's death or total disability,

3. made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Contract Beneficiary,

4. made pursuant to an IRS levy,

5. made for certain medical expenses,

6. made to pay for health insurance premiums while unemployed (only applies for IRAs),

7. made for qualified higher education expenses (only applies for IRAs), and

8. made for a first time home purchase (up to a $10,000 lifetime limit and only applies for IRAs).

During the first 2 years of the individual's participation in a SIMPLE IRA, distributions that are otherwise subject to the premature distribution penalty, will be subject to a 25% penalty tax.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.

SUBSTANTIALLY EQUAL PERIODIC PAYMENTS ON QUALIFIED CONTRACTS. With respect to Qualified Contracts using substantially equal periodic payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the taxpayer's attaining age 591/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. You should consult a competent tax advisor prior to taking a withdrawal.

INCOME TAX WITHHOLDING ON QUALIFIED CONTRACTS. Generally, NORTHBROOK is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions that are not considered "ELIGIBLE ROLLOVER DISTRIBUTIONS." The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% from the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. NORTHBROOK is required to withhold federal income tax at a rate of 20% on all "ELIGIBLE ROLLOVER DISTRIBUTIONS"unless you elect to make a "DIRECT ROLLOVER" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Qualified Contracts, excluding IRAs, with the exception of:

1. required minimum distributions, or

2. a series of substantially equal periodic payments made over a period of at least 10 years, or,

3. a series of substantially equal periodic payments made over the life (joint lives) of the participant (and beneficiary), or,

4. hardship distributions.

For all annuitized distributions that are not subject to the 20% withholding requirement, NORTHBROOK is required to withhold federal income tax using the wage withholding rates from all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form.
 If no election is made, we will automatically withhold using married with three exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified plans may be "ROLLED OVER" on a tax-deferred basis into an Individual Retirement Annuity.

ROTH INDIVIDUAL RETIREMENT ANNUITIES. Section 408A of the Code permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence.

Subject to certain limitations, a traditional Individual Retirement Account or Annuity may be converted or "ROLLED OVER" to a Roth Individual Retirement Annuity. The income portion of a conversion or rollover distribution is taxable currently, but is exempted from the 10% penalty tax on premature distributions.

SIMPLIFIED EMPLOYEE PENSION PLANS. Section 408(k) of the Code allows eligible employers to establish simplified employee pension plans for their employees using individual retirement annuities. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to the individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent tax advice.

SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE PLANS). Sections 408(p) and 401(k) of the Code allow eligible employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees. SIMPLE plans may be structured as a SIMPLE retirement account using an IRA or as a Section 401(k) qualified cash or deferred arrangement. In general, a SIMPLE plan consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to use the Contract in conjunction with SIMPLE plans should seek competent tax and legal advice.

TO DETERMINE IF YOU ARE ELIGIBLE TO CONTRIBUTE TO ANY OF THE ABOVE LISTED IRAS (TRADITIONAL, ROTH, SEP, OR SIMPLE), PLEASE REFER TO IRS PUBLICATION 590 AND YOUR COMPETENT TAX ADVISOR.

TAX SHELTERED ANNUITIES. Section 403(b) of the Tax Code provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:

.. attains age 591/2,

.. separates from service,

.. dies,

.. becomes disabled, or

.. incurs a hardship (earnings on salary reduction contributions may not be distributed on account of hardship).

These limitations do not apply to withdrawals where NORTHBROOK is directed to transfer some or all of the Contract Value to another 403(b) plan.

CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax favored retirement plans for employees. Self-employed individuals may establish tax favored retirement plans for themselves and their employees. Such retirement plans (commonly referred to as "H.R.10" or "KEOGH") may permit the purchase of annuity contracts.

STATE AND LOCAL GOVERNMENT AND TAX-EXEMPT ORGANIZATION DEFERRED COMPENSATION PLANS. Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. In eligible governmental plans, all assets and income must be held in a trust/ custodial account/annuity contract for the exclusive benefit of the participants and their beneficiaries. To the extent the Contracts are used in connection with a non-governmental eligible plan, employees are considered general creditors of the employer and the employer as owner of the Contract has the sole right to the proceeds of the Contract. Under eligible 457 plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan.

APPENDIX A
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS  OUTSTANDING  FOR  EACH
 VARIABLE  SUB-ACCOUNT *

--------------------------------------------------------------------------------



                                         1992              1993              1994              1995               1996
-----------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of   $16.260           $16.651           $16.940           $17.411            $18.215
 Period
-----------------------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period  $16.651           $16.940           $17,411           $18.215            $18.955
-----------------------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of   3,142,381         2,402,295         2,408,602         1,486,360          1,225,023
 Period
-----------------------------------------------------------------------------------------------------------------------------------
QUALITY INCOME PLUS SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of   $15.016           $16.096           $18.010           $16.648            $20.498
 Period
-----------------------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period  $16.096           $18.010           $16.648           $20.498            $20.608
-----------------------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of   4,167,157         3,998,449         2,779,045         2,159,205          1,301,162
 Period
-----------------------------------------------------------------------------------------------------------------------------------
HIGH YIELD SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of   $17.064           $20.008           $24.609           $23.759            $27.055
 Period
-----------------------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period  $20.008           $24.609           $23.759           $27.055            $29.993
-----------------------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of   1,677,444         1,537,549         1,202,135           906,011            712,341
 Period
-----------------------------------------------------------------------------------------------------------------------------------
 UTILITIES SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of   $12.372           $13.797           $15.804           $14.235            $18.132
 Period
-----------------------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period  $13.797           $15.804           $14.235           $18.132            $19.509
-----------------------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of   3,883,303         3,932,991         2,814,866         2,298,190          1,419,955
 Period
-----------------------------------------------------------------------------------------------------------------------------------
INCOME BUILDER SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of      -                 -                 -                 -                  -
 Period
-----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period     -                 -                 -                 -                  -
-----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of        -                 -                 -                 -                  -
 Period
-----------------------------------------------------------------------------------------------------------------------------------
DIVIDEND GROWTH SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of   $11.564           $12.383           $14.019           $13.425            $18.128
 Period
-----------------------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period  $12.383           $14.019           $13.425           $18.128            $22.248
-----------------------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of   6,048,975         2,402,295         5,229,279         4,402,940          3,144,203
 Period
-----------------------------------------------------------------------------------------------------------------------------------
GLOBAL DIVIDEND GROWTH SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     -                 -               $10.000           $9.942             $12.012
 Period
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    -                 -               $9.942            $12.012            $13.984
-------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of       -                 -               951,857           852,851            725,977
 Period
-----------------------------------------------------------------------------------------------------------------------------------
EUROPEAN GROWTH SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of   $10.050           $10.347           $14.433           $15.484            $19.299
 Period
-----------------------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period  $10.347           $14.433           $15.484           $19.299            $24.837
-----------------------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of     251,802           767,814           868.638           649,852            545,184
 Period
-----------------------------------------------------------------------------------------------------------------------------------
PACIFIC GROWTH SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of      -                 -             $10.000            $9.248             $9.682
 Period
--------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period     -                 -              $9.248            $9.682             $9.957
--------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of        -                 -             644,451           608,464            523,417
 Period
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL GROWTH SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of   $12.375           $12.814           $11.799           $11.533            $15.177
 Period
-----------------------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period  $12.814           $11.799           $11.533           $15.177            $16.760
-----------------------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of     681,326           457,147           321,342           256,312            192,504
 Period
-----------------------------------------------------------------------------------------------------------------------------------
EQUITY SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of   $27.916           $27.681           $32.807           $30.885            $43.585
 Period
-----------------------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period  $27.681           $32.807           $30.885           $43.585            $48.483
-----------------------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of   1,886,301         1,800,750         1,652,850         1,314,532            968,987
 Period
-----------------------------------------------------------------------------------------------------------------------------------
STRATEGIST SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of   $15.684           $16.651           $18.199           $18.728            $20.284
 Period
-----------------------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period  $16.651           $18.199           $18.728           $20.284            $23.098
-----------------------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of   4,762,207         4,409,391         3,994,684         2,708,051          1,937,096
 Period
-----------------------------------------------------------------------------------------------------------------------------------




-----------------------------------------------------------------------------------------------------------------------------------
                                          1997              1998               1999               2000             2001
-----------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of   $18.955           $19.748           $20.578            $21.340             $22.402
 Period
-----------------------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period  $19.748           $20.578           $21.340            $22.402             $23.044
-----------------------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of     937,820           945,513            787,804            643,857          563,960
 Period
-----------------------------------------------------------------------------------------------------------------------------------
QUALITY INCOME PLUS SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of   $20.608           $22.671           $24.315            $23.106             $25.415
 Period
-----------------------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period  $22.671           $24.315           $23.106            $25.415             $27.568
-----------------------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of     927,584           754,206           586,462             455,639            377,150
 Period
-----------------------------------------------------------------------------------------------------------------------------------
HIGH YIELD SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of   $29.993           $33.219           $30.869            $30.135             $20.222
 Period
-----------------------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period  $33.219           $30.869           $30.135            $20.222             $13.263
-----------------------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of     587,053           492,298           391,028            288,586             218,978
 Period
-----------------------------------------------------------------------------------------------------------------------------------
 UTILITIES SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of   $19.509           $24.559           $30.037            $33.581             $34.258
 Period
-----------------------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period  $24.559           $30.037           $33.581            $34.258             $25.183
-----------------------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of     883,371           741,971           532,620            455,639             298,803
 Period
-----------------------------------------------------------------------------------------------------------------------------------
INCOME BUILDER SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of   $10.000           $12.120           $12.389            $13.131             $13.024
 Period
-----------------------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period  $12.120           $12.389           $13.131            $13.024             $13.191
-----------------------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of      60,458            50,807            22,407             11,417              12,698
 Period
-----------------------------------------------------------------------------------------------------------------------------------
DIVIDEND GROWTH SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of   $22.248           $27.667           $31.130            $30.249             $31.537
 Period
-----------------------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period  $27.667           $31.130           $30.249            $31.537             $29.598
-----------------------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of   2,485,592         2,007,199         1,583,594          1,054,611             811,340
 Period
-----------------------------------------------------------------------------------------------------------------------------------
GLOBAL DIVIDEND GROWTH SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of   $13.984           $15.511           $17.282            $19.616             $18.938
 Period
-----------------------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period  $15.511           $17.282           $19.616            $18.938             $17.577
-----------------------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of     604,338           424,746           315,806            218,531             170,242
 Period
-----------------------------------------------------------------------------------------------------------------------------------
EUROPEAN GROWTH SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of   $24.837           $28.545           $35.033            $44.783             $42.158
 Period
-----------------------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period  $28.545           $35.033           $44.783            $42.158             $34.325
-----------------------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of     441,921           369,513           284,448            241,214             184,964
 Period
-----------------------------------------------------------------------------------------------------------------------------------
PACIFIC GROWTH SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of   $9.957            $6.142            $5.448             $8.959              $5.902
 Period
-----------------------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period  $6.142            $5.448            $8.959             $5.902              $4.241
-----------------------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of    290,930           277,001           286,782            216,055             120,035
 Period
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL GROWTH SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of   $16.760           $20.666           $24.478            $32.303             $32.392
 Period
-----------------------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period  $20.666           $24.478           $32.303            $32.392             $23.631
-----------------------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of     148,763           125,509           104,451            112,379              74,040
 Period
-----------------------------------------------------------------------------------------------------------------------------------
EQUITY SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of   $48.483           $65.969           $85.154            $133.781            $116.094
 Period
-----------------------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period  $65.969           $85.154           $133.781           $116.094            $84.051
-----------------------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of     782,723           641,223            604,315            547,922          424,754
 Period
-----------------------------------------------------------------------------------------------------------------------------------
STRATEGIST SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of   $23.098           $26.006           $32.615            $37.855             $38.098
 Period
-----------------------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period  $26.006           $32.615           $37.855            $38.098             $33.877
-----------------------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of   1,477,411         1,141,504           973,498            814,829             609,510
 Period

-----------------------------------------------------------------------------------------------------------------------------------


*The Money Market, High Yield and Equity Sub-Accounts commenced operations on March 9, 1984. The Quality Income Plus and Strategist Sub Accounts commenced operations on March 1, 1987. The Utilities and Dividend Growth Sub-Accounts commenced operations on March 1, 1990. The Capital Growth and European Growth Sub-Accounts commenced operations on March 1, 1991. The Global Dividend Growth and Pacific Growth Sub-Accounts commenced operations on February 23, 1994. The Income Builder Sub-Account commenced operations on January 21, 1997. The Accumulation Unit Value for each of these Sub-Accounts was initially set at $10.000.

STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS
--------------------------------------------------------------------------------
  Additions, Deletions or Substitutions of Investments
--------------------------------------------------------------------------------
  The Contract
--------------------------------------------------------------------------------
  Purchases
--------------------------------------------------------------------------------
  Tax-free Exchanges (1035 Exchanges, Rollovers and Transfers)
--------------------------------------------------------------------------------
  Calculation of Accumulation Unit Values
--------------------------------------------------------------------------------
  Calculation of Variable Income Payments
--------------------------------------------------------------------------------
  Calculation of Annuity Unit Values
--------------------------------------------------------------------------------
  General Matters
--------------------------------------------------------------------------------
  Incontestability
--------------------------------------------------------------------------------
  Settlements
--------------------------------------------------------------------------------
  Safekeeping of the Variable Account's Assets
--------------------------------------------------------------------------------
  Premium Taxes
--------------------------------------------------------------------------------
  Tax Reserves
--------------------------------------------------------------------------------
  Experts
--------------------------------------------------------------------------------
  Financial Statements
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.

                        MORGAN STANLEY VARIABLE ANNUITY
                      Northbrook Life and Annuity Company
                      Statement of Additional Information
                               dated May 1, 2002


                       NORTHBROOK VARIABLE ANNUITY ACCOUNT
                              300 N. Milwaukee Avenue
                              Vernon Hills, IL  60061
                               1 (800) 654 - 2397

This Statement of Additional Information supplements the information in the prospectus for the Morgan Stanley Variable Annuity Contract that we offer. This Statement of Additional Information is not a prospectus. You should read it in conjunction with the prospectus, dated May 1, 2002, for the Contract. You may obtain a prospectus by calling or writing us at the address or telephone number listed above, or by calling or writing your Morgan Stanley Financial Advisor.

Except as otherwise noted, this Statement of Additional Information uses the same defined terms as the prospectus for the Morgan Stanley Variable Annuity Contracts that we offer.






                                TABLE OF CONTENTS

DESCRIPTION


Additions, Deletions or Substitutions of Investments
The Contract
           Purchases
           Tax-free Exchanges (1035 Exchanges, Rollovers and Transfers) Calculation of Accumulation Unit Values
Calculation of Variable Income Payments
Calculation of Annuity Unit Values
General Matters
           Incontestability
           Settlements
           Safekeeping of the Variable Account's Assets
           Premium Taxes
           Tax Reserves
Experts
Financial Statements



ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

We may add, delete, or substitute the Portfolio shares held by any Variable Sub-Account to the extent the law permits. We may substitute shares of any Portfolio with those of another Portfolio of the same or different mutual Portfolio if the shares of the Portfolio are no longer available for investment, or if we believe investment in any Portfolio would become inappropriate in view of the purposes of the Variable Account.

We will not substitute shares attributable to a Contract owner's interest in a Variable Sub-Account until we have notified the Contract owner of the change, and until the Securities and Exchange Commission has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract owners.

We also may establish additional Variable Sub-Accounts or series of Variable Sub-Accounts. Each additional Variable Sub-Account would purchase shares in a new Portfolio of the same or different mutual fund. We may establish new Variable Sub-Accounts when we believe marketing needs or investment conditions warrant. We determine the basis on which we will offer any new Variable Sub-Accounts in conjunction with the Contract to existing Contract owners. We may eliminate one or more Variable Sub-Accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.

We may, by appropriate endorsement, change the Contract as we believe necessary or appropriate to reflect any substitution or change in the Portfolios. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.

THE CONTRACT

The Contract is primarily designed to aid individuals in long-term financial planning. You can use it for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.

PURCHASE OF CONTRACTS

Morgan Stanley DW Inc. is the principal underwriter and distributor of the Contracts. We are no longer offering the Contract, though we are still accepting purchase payments under existing Contracts.

For the variable account, we paid underwriting commissions to Morgan Stanley DW of $34,261.08, $13,255.26 and ($18,237.27) for years 1999, 2000 and 2001, respectively.

TAX-FREE EXCHANGES (1035 EXCHANGES, ROLLOVERS AND TRANSFERS)

We accept purchase payments that are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code ("Code"). Except as required by federal law in calculating the basis of the Contract, we do not differentiate between Section 1035 purchase payments and non-Section 1035 purchase payments.

We also accept "rollovers" and transfers from Contracts qualifying as tax-sheltered annuities ("TSAs"), individual retirement annuities or accounts ("IRAs"), or any other Qualified Contract that is eligible to "rollover" into an IRA. We differentiate among non-Qualified Contracts, TSAs, IRAs and other Qualified Contracts to the extent necessary to comply with federal tax laws. For example, we restrict the assignment, transfer, or pledge of TSAs and IRAs so the Contracts will continue to qualify for special tax treatment. A Contract owner contemplating any such exchange, rollover or transfer of a Contract should contact a competent tax adviser with respect to the potential effects of such a transaction.


CALCULATION OF ACCUMULATION UNIT VALUES

The value of Accumulation Units will change each Valuation Period according to the investment performance of the Portfolio shares purchased by each Variable Sub-Account and the deduction of certain expenses and charges. A "Valuation Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 3:00 p.m. Central Time).

The Accumulation Unit Value of a Variable Sub-Account for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor (described below) for that Sub-Account for the current Valuation Period.

NET INVESTMENT FACTOR

The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Variable Sub-account assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge. We determine the NetInvestment Factor for each Variable Sub-Account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

(A) is the sum of:

     (1) the net asset value per share of the Portfolio underlying the Variable Sub-Account determined at the end of the current Valuation Period; plus,

     (2) the per share amount of any dividend or capital gain distributions made by the Portfolio underlying the Variable Sub-Account during the current Valuation Period;

(B) is the net asset value per share of the Portfolio underlying the Variable Sub-Account determined as of the end of the immediately preceding Valuation Period; and

(C) is the annualized mortality and expense risk charge divided by the number of days in the curent calendar year and then multiplied by the number of calendar days in the current Valuation Period.


CALCULATION OF VARIABLE INCOME PAYMENTS

We calculate the amount of the first variable income payment under an Income Plan by applying the Contract Value allocated to each Variable Sub-Account less any applicable premium tax charge deducted at the time, to the income payment tables in the Contract. We divide the amount of the first variable annuity income payment by the Variable Sub-Account's then current Annuity Unit value to determine the number of annuity units ("Annuity Units") upon which later income payments will be based. To determine income payments after the first, we simply multiply the number of Annuity Units determined in this manner for each Variable Sub-Account by the then current Annuity Unit value ("Annuity Unit Value") for that Variable Sub-Account.

CALCULATION OF ANNUITY UNIT VALUES

Annuity Units in each Variable Sub-Account are valued separately and Annuity Unit Values will depend upon the investment experience of the particular Portfolio in which the Variable Sub-Account invests. We calculate the Annuity Unit Value for each Variable Sub-Account at the end of any Valuation Period by:

* multiplying the Annuity Unit Value at the end of the immediately preceding Valuation Period by the Variable Sub-Account's Net Investment Factor (described in the preceding section) for the Period; and then

* dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period.

The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is disclosed in the Contract.

We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contracts. The Contracts include tables that differentiate on the basis of sex, except in states that require the use of unisex tables.


GENERAL MATTERS

INCONTESTABILITY

We will not contest the Contract after we issue it.

SETTLEMENTS

The Contract must be returned to us prior to any settlement. We must receive due proof of the Contract owner(s) death (or Annuitant's death if there is a non-natural Contract owner) before we will settle a death claim.

SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS

We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets. We maintain records of all purchases and redemptions of the Portfolio shares held by each of the Variable Sub-Accounts.

The Portfolios do not issue stock certificates. Therefore, we hold the Variable Account's assets in open account in lieu of stock certificates. See the Portfolios' prospectuses for a more complete description of the custodian of the Portfolios.

PREMIUM TAXES

Applicable premium tax rates depend on the Contract owner's state of residency and the insurance laws and our status in those states where premium taxes are incurred. Premium tax rates may be changed by legislation, administrative interpretations, or judicial acts.

TAX RESERVES

We do not establish capital gains tax reserves for any Variable Sub-Account nor do we deduct charges for tax reserves because we believe that capital gains attributable to the Variable Account will not be taxable. However, we reserve the right to deduct charges to establish tax reserves for potential taxes on realized or unrealized capital gains.

EXPERTS

The financial statements of Northbrook Life Insurance Company as of December 31, 2001 and 2000 and for each of the three years in the period ended December 31, 2001 and the related financial statement schedule that appear in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the Variable Account as of December 31, 2001 and for each of the periods in the two years then ended that appear in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is Two Prudential Plaza, 180 N. Stetson Avenue, Chicago, Illinois 60601.

FINANCIAL STATEMENTS

The financial statements of the Variable Account as of December 31, 2001 and for the periods in the two years then ended, the financial statements and related financial statement schedule of Northbrook Life Insurance Company as of December 31, 2001 and 2000, and for each of the three years in the period ended December 31, 2001, and the accompanying Independent Auditors' Reports, appear in the pages that follow. The financial statements of Northbrook Life Insurance Company included herein should be considered only as bearing upon the ability of Northbrook Life Insurance Company to meet its obligations under the Contacts.

INDEPENDENT AUDITORS' REPORT

TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF
NORTHBROOK LIFE INSURANCE COMPANY:

--------------------------------------------------------------------------------

We have audited the accompanying Statements of Financial Position of Northbrook Life Insurance Company (the "Company", an affiliate of The Allstate Corporation) as of December 31, 2001 and 2000, and the related Statements of Operations and Comprehensive Income, Shareholder's Equity and Cash Flows for each of the three years in the period ended December 31, 2001. Our audits also included Schedule IV--Reinsurance. These financial statements and financial statement schedule are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial statement schedule based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2001 and 2000, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2001 in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, Schedule IV--Reinsurance, when considered in relation to the basic financial statements taken as a whole, presents fairly, in all material respects, the information set forth therein.

/s/ Deloitte & Touche LLP

Chicago, Illinois
February 20, 2002

                       NORTHBROOK LIFE INSURANCE COMPANY

               STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

                                                                 YEAR ENDED DECEMBER 31,
                                                              ------------------------------
                                                                2001       2000       1999
                                                              --------   --------   --------
                                                                      (IN THOUSANDS)
REVENUES
  Net investment income.....................................   $6,098     $6,802     $6,010
  Realized capital gains and losses.........................       95       (230)       510
                                                               ------     ------     ------
INCOME FROM OPERATIONS BEFORE INCOME TAX EXPENSE............    6,193      6,572      6,520
Income Tax Expense..........................................    2,159      2,293      2,264
                                                               ------     ------     ------
NET INCOME..................................................    4,034      4,279      4,256
                                                               ------     ------     ------
OTHER COMPREHENSIVE INCOME (LOSS), AFTER-TAX
  Change in unrealized net capital gains and losses.........    1,181      2,663     (4,802)
                                                               ------     ------     ------
COMPREHENSIVE INCOME (LOSS).................................   $5,215     $6,942     $ (546)
                                                               ======     ======     ======

                       See notes to financial statements.

                       NORTHBROOK LIFE INSURANCE COMPANY

                        STATEMENTS OF FINANCIAL POSITION

                                                                    DECEMBER 31,
                                                              -------------------------
                                                                 2001          2000
                                                              -----------   -----------
                                                              (IN THOUSANDS, EXCEPT PAR
                                                                     VALUE DATA)
ASSETS
Investments
  Fixed income securities, at fair value (amortized cost
   $88,263 and $91,141).....................................  $   91,969    $   93,030
  Short-term................................................       5,746         3,859
                                                              ----------    ----------
  Total investments.........................................      97,715        96,889
Receivable from affiliates, net.............................         202            --
Reinsurance recoverable from Allstate Life Insurance
  Company...................................................   2,046,987     1,975,150
Other assets................................................       2,561         4,817
Separate Accounts...........................................   6,236,902     7,614,673
                                                              ----------    ----------
      TOTAL ASSETS..........................................  $8,384,367    $9,691,529
                                                              ==========    ==========
LIABILITIES
Contractholder funds........................................  $1,896,647    $1,826,062
Reserve for life-contingent contract benefits...............     150,349       149,111
Current income taxes payable................................       2,057         2,078
Deferred income taxes.......................................       2,994         2,279
Payable to affiliates, net..................................          --         7,123
Separate Accounts...........................................   6,236,902     7,614,673
                                                              ----------    ----------
      TOTAL LIABILITIES.....................................   8,288,949     9,601,326
                                                              ----------    ----------
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE 8)

SHAREHOLDER'S EQUITY
Common stock, $100 par value, 25,000 shares authorized,
  issued and outstanding....................................       2,500         2,500
Additional capital paid-in..................................      56,600        56,600
Retained income.............................................      33,909        29,875
Accumulated other comprehensive income:
  Unrealized net capital gains and losses...................       2,409         1,228
                                                              ----------    ----------
      Total accumulated other comprehensive income..........       2,409         1,228
                                                              ----------    ----------
      TOTAL SHAREHOLDER'S EQUITY............................      95,418        90,203
                                                              ----------    ----------
      TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY............  $8,384,367    $9,691,529
                                                              ==========    ==========

                       See notes to financial statements.

                       NORTHBROOK LIFE INSURANCE COMPANY

                       STATEMENTS OF SHAREHOLDER'S EQUITY

                                                                 YEAR ENDED DECEMBER 31,
                                                              ------------------------------
                                                                2001       2000       1999
                                                              --------   --------   --------
                                                                      (IN THOUSANDS)
COMMON STOCK................................................  $ 2,500    $ 2,500    $ 2,500
                                                              -------    -------    -------
ADDITIONAL CAPITAL PAID IN..................................   56,600     56,600     56,600
                                                              -------    -------    -------
RETAINED INCOME
Balance, beginning of year..................................   29,875     29,596     25,340
Net income..................................................    4,034      4,279      4,256
Dividends...................................................       --     (4,000)        --
                                                              -------    -------    -------
Balance, end of year........................................   33,909     29,875     29,596
                                                              -------    -------    -------
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
Balance, beginning of year..................................    1,228     (1,435)     3,367
Change in unrealized net capital gains and losses...........    1,181      2,663     (4,802)
                                                              -------    -------    -------
Balance, end of year........................................    2,409      1,228     (1,435)
                                                              -------    -------    -------
    TOTAL SHAREHOLDER'S EQUITY..............................  $95,418    $90,203    $87,261
                                                              =======    =======    =======

                       See notes to financial statements.

                       NORTHBROOK LIFE INSURANCE COMPANY

                            STATEMENTS OF CASH FLOWS

                                                                 YEAR ENDED DECEMBER 31,
                                                              ------------------------------
                                                                2001       2000       1999
                                                              --------   --------   --------
                                                                      (IN THOUSANDS)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income..................................................  $  4,034   $  4,279   $  4,256
Adjustments to reconcile net income to net cash (used in)
 provided by operating activities:
    Amortization and other non-cash items...................       684        756        559
    Realized capital gains and losses.......................       (95)       230       (510)
    Changes in:
      Life-contingent contract benefits and contractholder
       funds................................................       (14)         5        (68)
      Income taxes payable..................................        58          7        355
      Payable to affiliates.................................    (7,325)     1,133       (596)
      Other operating assets and liabilities................     1,432        (31)     1,520
                                                              --------   --------   --------
    Net cash (used in) provided by operating activities.....    (1,226)     6,379      5,516
                                                              --------   --------   --------
CASH FLOWS FROM INVESTING ACTIVITIES
Fixed income securities
  Proceeds from sales.......................................    13,493      6,780     17,992
  Investment collections....................................     4,317      2,933      6,555
  Investments purchases.....................................   (14,697)   (11,561)   (32,050)
  Change in short-term investments, net.....................    (1,887)      (552)     2,008
                                                              --------   --------   --------
    Net cash provided by (used in) investing activities.....     1,226     (2,400)    (5,495)
                                                              --------   --------   --------
CASH FLOWS FROM FINANCING ACTIVITIES
Dividends paid..............................................        --     (4,000)        --
                                                              --------   --------   --------
    Net cash used in financing activities...................        --     (4,000)        --
                                                              --------   --------   --------

NET (DECREASE) INCREASE IN CASH.............................        --        (21)        21
CASH AT BEGINNING OF YEAR...................................        --         21         --
                                                              --------   --------   --------
CASH AT END OF YEAR.........................................  $     --   $     --   $     21
                                                              ========   ========   ========

                       See notes to financial statements.

                       NORTHBROOK LIFE INSURANCE COMPANY
                         NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------

1.  GENERAL

BASIS OF PRESENTATION
The accompanying financial statements include the accounts of Northbrook Life Insurance Company (the "Company"), a wholly owned subsidiary of Allstate Life Insurance Company ("ALIC"), which is wholly owned by Allstate Insurance Company ("AIC"), a wholly owned subsidiary of The Allstate Corporation (the "Corporation"). These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

To conform with the 2001 presentation, certain amounts in the prior years' financial statements and notes have been reclassified.

NATURE OF OPERATIONS
The Company markets a diversified group of products to meet consumer's lifetime needs in the area of protection and retirement solutions exclusively through Morgan Stanley DW, Inc., ("MSDW") (see Note 4), a wholly owned subsidiary of Morgan Stanley Dean Witter & Co. Northbrook Life Insurance Company's products include interest-sensitive life, including single premium life and variable life; fixed annuities including market value adjusted annuities; immediate annuities; and variable annuities.

In 2001, substantially all of the Company's statutory premiums and deposits were from annuities. Statutory premiums and deposits is a measure used by management to analyze sales trends. Statutory premiums and deposits includes premiums and annuity considerations determined in conformity with statutory accounting practices prescribed or permitted by the insurance regulatory authorities of the state of Arizona, and all other funds received from customers on deposit-type products which are treated as liabilities. The statutory accounting practices differ in certain, material aspects from GAAP.

Annuity contracts and life insurance policies issued by the Company are subject to discretionary surrender or withdrawal by customers, subject to applicable surrender charges. These policies and contracts are reinsured primarily with ALIC (see Note 3), which invests premiums and deposits to provide cash flows that will be used to fund future benefits and expenses.

The Company monitors economic and regulatory developments that have the potential to impact its business. Federal legislation has allowed banks and other financial organizations to have greater participation in the securities and insurance businesses. This legislation may present an increased level of competition for sales of the Company's products. Furthermore, under current U.S. tax law and regulations, deferred and immediate annuities and life insurance, including interest-sensitive products, receive favorable policyholder tax treatment. Any legislative or regulatory changes that adversely alter this treatment are likely to negatively affect the demand for these products. In addition, recent changes in the federal estate tax laws will affect the demand for the types of life insurance used in estate planning.

Additionally, traditional demutualizations of mutual insurance companies and enacted and pending state legislation to permit mutual insurance companies to convert to a hybrid structure known as a mutual holding company could have a number of significant effects on the Company by (1) increasing industry competition through consolidation caused by mergers and acquisitions related to the new corporate form of business; and (2) increasing competition in the capital markets.

The Company is authorized to sell life and investment products in all states except New York, as well as in the District of Columbia and Puerto Rico. The top geographic locations for statutory premiums and deposits for the Company were California, Florida, and Texas for the year ended December 31, 2001. No other jurisdiction accounted for more than 5% of statutory premiums and deposits.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS
Fixed income securities include bonds and mortgage-backed securities. All fixed income securities are carried at fair value and may be sold prior to their contractual maturity ("available for sale"). The fair value of exchange traded fixed income securities are based upon quoted market prices or dealer quotes. The fair value of non-exchange traded fixed income securities is based on either independent third party pricing sources or widely accepted pricing valuation models which utilize internally developed ratings and independent third party data as inputs. The difference between amortized cost and fair value, net of deferred income taxes, is reflected as a component of Accumulated other comprehensive income. Short-term investments are carried at cost or amortized cost, which approximates fair value.

Investment income consists primarily of interest. Interest is recognized on an accrual basis. Interest income on mortgage-backed securities is determined on the effective yield method, based on the estimated principal repayments. Accrual of income is suspended for fixed income securities that are in default or when the receipt of interest payments is in doubt.

                       NORTHBROOK LIFE INSURANCE COMPANY
                         NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------

Realized capital gains and losses are determined on a specific identification basis. They include gains and losses on portfolio trading and write-downs in value due to other than temporary declines in fair value.

The Company monitors its fixed income portfolios for ratings changes or other events that may result in declines in value that are other than temporary. Factors considered in evaluating whether a decline in fair value is other than temporary are: 1) the Company's ability and intent to retain the investment for a period of time sufficient to allow for an anticipated recovery in value; 2) the duration for and extent to which the fair value has been less than cost; and
3) the financial condition and near-term prospects of the issuer.

REINSURANCE RECOVERABLE
The Company has reinsurance agreements whereby substantially all premiums, contract charges, credited interest, policy benefits and certain expenses are ceded to ALIC (See Note 3). Such amounts are reflected net of such reinsurance in the statements of operations and comprehensive income. Reinsurance recoverable and the related reserve for life-contingent contract benefits and contractholder funds are reported separately in the statements of financial position. Reinsurance does not extinguish the Company's primary liability under the policies written and therefore reinsurers and amounts recoverable are regularly evaluated by the Company.

Investment income earned on the assets which support contractholder funds and the reserve for life-contingent contract benefits is not included in the Company's financial statements as those assets are owned and managed under terms of reinsurance agreements.

RECOGNITION OF INSURANCE REVENUE AND RELATED BENEFITS AND INTEREST CREDITED Immediate annuities with life contingencies, including certain structured settlement annuities, provide insurance protection over a period that extends beyond the period in which premiums are collected. Gross premiums in excess of the net premium on immediate annuities with life contingencies are deferred and recognized over the contract period. Contract benefits are recognized in relation to such revenues so as to result in the recognition of profits over the life of the policy.

Interest-sensitive life contracts, such as single premium life, are insurance contracts whose terms are not fixed and guaranteed. The terms that may be changed include premiums paid by the contractholder, interest credited to the contractholder account balance and one or more amounts assessed against the contractholder. Premiums from these contracts are reported as deposits to contractholder funds. Contract charges consist of fees assessed against the contractholder account balance for the cost of insurance (mortality risk), contract administration and surrender charges. These revenues are recognized when levied against the contract balance. Contract benefits include life-contingent benefit payments in excess of the reserves held.

Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed annuities, market value adjusted annuities and immediate annuities without life contingencies are considered investment contracts. Deposits received for such contracts are reported as deposits to contractholder funds. Contract charges for investment contracts consist of fees assessed against the contractholder account balance for contract administration and surrender charges. These revenues are recognized when levied against the contractholder account balance.

Interest credited to contractholders' funds represents contractual interest accrued or paid for interest-sensitive life contracts and investment contracts. Crediting rates for fixed rate annuities and interest-sensitive life contracts are adjusted periodically by the Company to reflect current market conditions.

Separate Account products include variable annuity and variable life contracts. The assets supporting these products are legally segregated and available only to settle Separate Accounts contract obligations. Deposits received are reported as Separate Accounts liabilities. Contract charges for these contracts consist of fees assessed against the Separate Accounts fund balances for contract maintenance, administration, mortality, expense and surrenders. Contract benefits incurred for Separate Accounts include, for example, guaranteed minimum death benefits paid on variable annuity contracts.

All premiums, contract charges, contract benefits and interest credited are reinsured.

INCOME TAXES
The income tax provision is calculated under the liability method and presented net of reinsurance. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. The principal assets and liabilities giving rise to such differences are unrealized capital gains and losses on fixed income securities carried at fair value and differences in the tax bases of investments.

SEPARATE ACCOUNTS
The assets and liabilities related to variable annuity and variable life contracts are legally segregated and reflected as Separate Accounts. The assets of the Separate Accounts are carried at fair value. Separate Accounts liabilities represent the contractholders' claims to the related assets and are carried at the fair value of the assets. Investment income and realized capital gains and losses of the Separate Accounts

                       NORTHBROOK LIFE INSURANCE COMPANY
                         NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------

accrue directly to the contractholders and therefore, are not included in the Company's statements of operations. Revenues to the Company from the Separate Accounts consist of contract maintenance and administration fees and mortality, surrender and expense charges and are ceded to ALIC.

Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death or annuitization, contractholders bear the investment risk that the Separate Accounts' funds may not meet their stated objectives.

RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS
The reserve for life-contingent contract benefits, which relates to immediate annuities with life contingencies, is computed on the basis of long-term actuarial assumptions as to future investment yields, mortality, morbidity, terminations and expenses. These assumptions include provisions for adverse deviation and generally vary by such characteristics as type of coverage, year of issue and policy duration. Detailed reserve assumptions and reserve interest rates are outlined in Note 7.

CONTRACTHOLDER FUNDS
Contractholder funds arise from the issuance of interest-sensitive life policies and investment contracts. Deposits received are recorded as interest-bearing liabilities. Contractholder funds are equal to deposits received and interest credited to the benefit of the contractholder less surrenders and withdrawals, mortality charges and administrative expenses. Detailed information on crediting rates and surrender and withdrawal protection on contractholder funds are outlined in Note 7.

USE OF ESTIMATES
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

PENDING ACCOUNTING STANDARDS
In December 2001, the Accounting Standards Executive Committee ("AcSEC") issued Statement of Position ("SOP") 01-6, "Accounting by Certain Entities (Including Entities With Trade Receivables) That Lend to or Finance the Activities of Others", which is effective for interim and annual financial statements issued for the fiscal year beginning after December 15, 2001. The SOP conforms accounting and financial reporting practices for certain lending and financing activities, eliminating various specialized accounting practices that developed from the issuance of AICPA finance company, bank, and credit union audit guides. The SOP also explicitly incorporates lending and financing activities of insurance companies within its scope. The Company's adoption of SOP 01-6 is not expected to have a material effect on the results of operations or financial position.

3.  RELATED PARTY TRANSACTIONS

REINSURANCE
The Company has reinsurance agreements whereby substantially all premiums, contract charges, credited interest, policy benefits and certain expenses are ceded to ALIC and reflected net of such reinsurance in the statements of operations and comprehensive income. Reinsurance recoverable and the related reserve for life-contingent contract benefits and contracholder funds are reported separately in the statements of financial position. The Company continues to have primary liability as the direct insurer for risks reinsured.

Investment income earned on the assets which support contractholder funds and the reserve for life-contingent contract benefits is not included in the Company's financial statements as those assets are owned and managed under the terms of the reinsurance agreements.

The following table summarizes amounts that were ceded to ALIC under reinsurance agreements:

                                      YEAR ENDED DECEMBER 31,
                                    2001        2000        1999
(IN THOUSANDS)                    --------    --------    --------
Premiums                          $    977    $    289    $  2,966
Contract charges                   108,600     124,250     118,290
Credited interest, policy
 benefits, and certain
 expenses                          217,500     224,265     222,513

BUSINESS OPERATIONS
The Company utilizes services provided by AIC and ALIC and business facilities owned or leased, and operated by AIC in conducting its business activities. The Company reimburses AIC and ALIC for the operating expenses incurred on behalf of the Company. The Company is charged for the cost of these operating expenses based on the level of services provided. Operating expenses, including compensation and retirement and other benefit programs, allocated to the Company were $32.4 million, $22.0 million and $33.9 million in 2001, 2000 and 1999, respectively. Of these costs, the Company retains investment related expenses. All other costs are ceded to ALIC under reinsurance agreements.

INCOME TAXES
The Company is a party to a federal income tax allocation agreement with the Corporation (Note 9).

DEBT
The Company has entered into an intercompany loan agreement with the Corporation. The amount of funds available to the Company at a given point in time is dependent upon the debt position of the Corporation. No amounts were

                       NORTHBROOK LIFE INSURANCE COMPANY
                         NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------

outstanding for the Company under the intercompany loan agreement at December 31, 2001 and 2000, respectively.

4.  EXCLUSIVE DISTRIBUTION AGREEMENT
The Company has a strategic alliance with MSDW to develop, market and distribute proprietary insurance products through Morgan Stanley Dean Witter Financial Advisors. Affiliates of MSDW are the investment managers for the Morgan Stanley Dean Witter Variable Investment Series and the Universal Institutional
Funds, Inc., the funds in which certain assets of the Separate Accounts products are invested. Under the terms of the alliance, the Company has agreed to use MSDW as an exclusive distribution channel for the Company's products. In addition to the Company's products, MSDW markets other products that compete with those of the Company.
Pursuant to the alliance agreement, MSDW provides approximately half of the statutory capital necessary to maintain these products on the Company's books through loans to a subsidiary of AIC. AIC unconditionally guarantees the repayment of these loans and interest thereon issued to MSDW under terms of a distribution agreement to the Northbrook Corporation. Under a reinsurance agreement with ALIC, the assets of this alliance are held in a trust. The Company shares approximately half the net profits with MSDW on contracts written under the alliance.

The strategic alliance is cancelable for new business by either party by giving 30 days written notice, however, the Company believes the benefits derived by MSDW will preserve the alliance.

5.  INVESTMENTS

FAIR VALUES
The amortized cost, gross unrealized gains and losses, and fair value for fixed income securities are as follows:

                                             GROSS
                                          UNREALIZED
                          AMORTIZED   -------------------     FAIR
  AT DECEMBER 31, 2001      COST       GAINS      LOSSES     VALUE
  --------------------    ---------   --------   --------   --------
(IN THOUSANDS)
U.S. government and
  agencies                 $20,129     $1,120     $  (3)    $21,246
Municipal                    1,030          2        (3)      1,029
Corporate                   53,326      1,926      (249)     55,003
Mortgage-backed
  securities                13,372        948       (53)     14,267
Foreign government             406         18        --         424
                           -------     ------     -----     -------
  Total fixed income
   securities              $88,263     $4,014     $(308)    $91,969
                           =======     ======     =====     =======

  AT DECEMBER 31, 2000
  --------------------
U.S. government and
  agencies                 $10,778     $1,193     $  --     $11,971
Municipal                    1,095          4       (38)      1,061
Corporate                   59,449        656      (720)     59,385
Mortgage-backed
  securities                19,413        958      (186)     20,185
Foreign government             406         22        --         428
                           -------     ------     -----     -------
  Total fixed income
   securities              $91,141     $2,833     $(944)    $93,030
                           =======     ======     =====     =======

SCHEDULED MATURITIES
The scheduled maturities for fixed income securities are as follows at December 31, 2001:

                                           AMORTIZED     FAIR
                                             COST       VALUE
(IN THOUSANDS)                             ---------   --------
Due in one year or less                     $ 5,757    $ 5,888
Due after one year through five years        28,486     29,945
Due after five years through ten years       26,843     27,087
Due after ten years                          13,805     14,782
                                            -------    -------
                                             74,891     77,702
Mortgage-backed securities                   13,372     14,267
                                            -------    -------
  Total                                     $88,263    $91,969
                                            =======    =======

Actual maturities may differ from those scheduled as a result of prepayments by the issuers.

NET INVESTMENT INCOME

      YEAR ENDED DECEMBER 31,           2001       2000       1999
      -----------------------         --------   --------   --------
(IN THOUSANDS)
Fixed income securities                $6,036     $6,635     $5,881
Short-term investments                    253        249        261
                                       ------     ------     ------
  Investment income, before expense     6,289      6,884      6,142
  Investment expense                      191         82        132
                                       ------     ------     ------
  Net investment income                $6,098     $6,802     $6,010
                                       ======     ======     ======

                       NORTHBROOK LIFE INSURANCE COMPANY
                         NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------

REALIZED CAPITAL GAINS AND LOSSES, AFTER TAX

        YEAR ENDED DECEMBER 31,             2001       2000       1999
        -----------------------           --------   --------   --------
(IN THOUSANDS)
Fixed income securities                     $ 95      $(230)     $ 510
                                            ----      -----      -----
  Realized capital gains and losses           95       (230)       510
  Income taxes                               (33)        80       (178)
                                            ----      -----      -----
  Realized capital gains and losses,
   after tax                                $ 62      $(150)     $ 332
                                            ====      =====      =====

Excluding calls and prepayments, gross gains of $203 thousand, $78 thousand and $629 thousand were realized on sales of fixed income securities during 2001, 2000 and 1999, respectively, and gross losses of $108 thousand, $308 thousand and $119 thousand were realized on sales of fixed income securities during 2001, 2000 and 1999, respectively.

UNREALIZED NET CAPITAL GAINS AND LOSSES
Unrealized net capital gains and losses on fixed income securities included in shareholder's equity at December 31, 2001 are as follows:

                                                     GROSS
                         COST/                    UNREALIZED
                       AMORTIZED     FAIR     -------------------   UNREALIZED
                         COST       VALUE      GAINS      LOSSES    NET GAINS
(IN THOUSANDS)         ---------   --------   --------   --------   ----------
Fixed income
 securities             $88,263    $91,969     $4,014     $(308)     $ 3,706
                        =======    =======     ======     =====
Deferred income taxes                                                 (1,297)
                                                                     -------
Unrealized net
 capital gains and
 losses                                                              $ 2,409
                                                                     =======

CHANGE IN UNREALIZED NET CAPITAL GAINS AND LOSSES

      YEAR ENDED DECEMBER 31,          2001       2000       1999
      -----------------------        --------   --------   --------
(IN THOUSANDS)
Fixed income securities               $1,817    $ 4,096    $(7,387)
Deferred income taxes                   (636)    (1,433)     2,585
                                      ------    -------    -------
Increase (decrease) in unrealized
 net capital gains and losses         $1,181    $ 2,663    $(4,802)
                                      ======    =======    =======

SECURITIES ON DEPOSIT
At December 31, 2001, fixed income securities with a carrying value of $6.4 million were on deposit with regulatory authorities as required by law.

6.  FINANCIAL INSTRUMENTS
In the normal course of business, the Company invests in various financial assets and incurs various financial liabilities. The fair value estimates of financial instruments presented below are not necessarily indicative of the amounts the Company might pay or receive in actual market transactions. Potential taxes and other transaction costs have not been considered in estimating fair value. The disclosures that follow do not reflect the fair value of the Company as a whole since a number of the Company's significant assets (including reinsurance recoverable) and liabilities (including interest-sensitive life insurance reserves and deferred income taxes) are not considered financial instruments and are not carried at fair value. Other assets and liabilities considered financial instruments, such as accrued investment income and cash are generally of a short-term nature. Their carrying values are deemed to approximate fair value.

FINANCIAL ASSETS
The carrying value and fair value of financial assets at December 31, are as follows:

                                2001                      2000
                       -----------------------   -----------------------
                        CARRYING       FAIR       CARRYING       FAIR
                         VALUE        VALUE        VALUE        VALUE
(IN THOUSANDS)         ----------   ----------   ----------   ----------
Fixed income
 securities            $   91,969   $   91,969   $   93,030   $   93,030
Short-term                  5,746        5,746        3,859        3,859
Separate Accounts       6,236,902    6,236,902    7,614,673    7,614,673

Fair values for exchange traded fixed income securities are based upon quoted market prices or dealer quotes. The fair value of non-exchange traded fixed income securities is based on either independent third party pricing sources or widely accepted pricing valuation models which utilize internally developed ratings and independent third party data as inputs. Short-term investments are highly liquid investments with maturities of less than one year whose carrying values are deemed to approximate fair value. Separate Accounts assets are carried in the statements of financial position at fair value based on quoted market prices.

FINANCIAL LIABILITIES
The carrying value and fair value of financial liabilities at December 31, are as follows:

                                2001                      2000
                       -----------------------   -----------------------
                        CARRYING       FAIR       CARRYING       FAIR
                         VALUE        VALUE        VALUE        VALUE
(IN THOUSANDS)         ----------   ----------   ----------   ----------
Contractholder funds
 on investment
 contracts             $1,721,592   $1,708,679   $1,652,039   $1,644,231
Separate Accounts       6,236,902    6,236,902    7,614,673    7,614,673

Contractholder funds include interest-sensitive life insurance contracts and investment contracts. Interest-sensitive life insurance contracts and certain other contractholder liabilities are not considered to be financial instruments subject to fair value disclosure requirements. The fair value of investment contracts is based on the terms of the underlying contracts. Fixed annuities and immediate annuities without life contingencies are valued at the account balance less

                       NORTHBROOK LIFE INSURANCE COMPANY
                         NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------

surrender charges. Market value adjusted annuities' fair value is estimated to be the market adjusted surrender value. Separate Accounts liabilities are carried at the fair value of the underlying assets.

7.  RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS AND CONTRACTHOLDER FUNDS
At December 31, the Reserve for life-contingent contract benefits consists of the following:

                                             2001       2000
(IN THOUSANDS)                             --------   --------
Immediate annuities:
  Structured settlement annuities          $108,911   $108,441
  Other immediate annuities                  41,438     40,670
                                           --------   --------
  Total Reserve for life-contingent
   contract benefits                       $150,349   $149,111
                                           ========   ========

The assumptions for mortality generally utilized in calculating reserves include the U.S. population with projected calendar year improvements and age setbacks for impaired lives for structured settlement annuities; and the 1983 group annuity mortality table for other immediate annuities. Interest rate assumptions vary from 3.0% to 10.0% for immediate annuities. Other estimation methods used include the present value of contractually fixed future benefits for structured settlement annuities and other immediate annuities.

Premium deficiency reserves are established, if necessary, for the immediate annuity business, to the extent the unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized. The Company did not have a premium deficiency reserve at December 31, 2001 and 2000.

At December 31, Contractholder funds consists of the following:

                                           2001         2000
(IN THOUSANDS)                          ----------   ----------
Interest-sensitive life                 $  175,011   $  171,192
Fixed annuities:
  Immediate annuities                       69,857       66,051
  Deferred annuities                     1,651,779    1,588,819
                                        ----------   ----------
  Total Contractholder funds            $1,896,647   $1,826,062
                                        ==========   ==========

Contractholder funds are equal to deposits received and interest credited for the benefit of the contractholder less surrenders and withdrawals, mortality charges and administrative expenses. Interest rates credited range from 5.8% to 6.3% for interest-sensitive life contracts; 3.2% to 10.2% for immediate annuities and 4.3% to 6.8% for deferred annuities. Withdrawal and surrender charge protection includes: i) for interest-sensitive life, either a percentage of account balance or dollar amount grading off generally over 20 years; and,
ii) for deferred annuities not subject to a market value adjustment, either a declining or a level percentage charge generally over nine years or less. Approximately 49.7% of deferred annuities are subject to a market value adjustment.

8.  COMMITMENTS AND CONTINGENT LIABILITIES

REGULATION AND LEGAL PROCEEDINGS
The Company's business is subject to the effects of a changing social, economic and regulatory environment. State and federal regulatory initiatives have varied and have included employee benefit regulations, removal of barriers preventing banks from engaging in the securities and insurance businesses, tax law changes affecting the taxation of insurance companies, the tax treatment of insurance products and its impact on the relative desirability of various personal investment vehicles, and the overall expansion of regulation. The ultimate changes and eventual effects, if any, of these initiatives are uncertain.

From time to time, the Company is involved in pending and threatened litigation in the normal course of business in which claims for monetary damages are asserted. In the opinion of management, the ultimate liability, if any, in one or more of these actions in excess of amounts currently reserved is not expected to have a material effect on the results of operations, liquidity or financial position of the Company.

GUARANTY FUNDS
Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. Amounts assessed to each company are typically related to its proportion of business written in a particular state. The Company's expenses related to these funds are immaterial and are ceded to ALIC under reinsurance agreements.

9.  INCOME TAXES
The Company joins the Corporation and its other eligible domestic subsidiaries (the "Allstate Group") in the filing of a consolidated federal income tax return and is party to a federal income tax allocation agreement (the "Allstate Tax Sharing Agreement"). Under the Allstate Tax Sharing Agreement, the Company pays to or receives from the Corporation the amount, if any, by which the Allstate Group's federal income tax liability is affected by virtue of inclusion of the Company in the consolidated federal income tax return. The Company has also entered into a supplemental tax sharing agreement with respect to reinsurance ceded to ALIC to allocate to ALIC the tax consequences of such reinsurance. Effectively, these agreements result in the Company's annual income tax provision being computed as if the Company filed

                       NORTHBROOK LIFE INSURANCE COMPANY
                         NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------

a separate return, as adjusted for the reinsurance ceded to ALIC.

Prior to June 30, 1995, the Corporation was a subsidiary of Sears Roebuck & Co. ("Sears") and, with its eligible domestic subsidiaries, was included in the Sears consolidated federal income tax return and federal income tax allocation agreement. Effective June 30, 1995, the Corporation and Sears entered into a new tax sharing agreement, which governs their respective rights and obligations with respect to federal income taxes for all periods during which the Corporation was a subsidiary of Sears, including the treatment of audits of tax returns for such periods.

The Internal Revenue Service ("IRS") has completed its review of the Allstate Group's federal income tax returns through the 1993 tax year. Any adjustments that may result from IRS examinations of tax returns are not expected to have a material impact on the financial position, liquidity or results of operations of the Company.

The components of the deferred income tax assets and liabilities at December 31, are as follows:

                                                 2001       2000
(IN THOUSANDS)                                 --------   --------
DEFERRED LIABILITIES
Difference in tax bases of investments          $1,697     $1,618
Unrealized net capital gains                     1,297        661
                                                ------     ------
  Total deferred liability                      $2,994     $2,279
                                                ======     ======

The components of income tax expense for the year ended December 31, are as follows:

                                        2001       2000       1999
(IN THOUSANDS)                        --------   --------   --------
Current                                $2,080     $2,193     $2,249
Deferred                                   79        100         15
                                       ------     ------     ------
  Total income tax expense             $2,159     $2,293     $2,264
                                       ======     ======     ======

The Company paid income taxes of $2.1 million, $2.3 million and $1.9 million in 2001, 2000 and 1999, respectively.

A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the year ended December 31, is as follows:

                                         2001       2000       1999
                                       --------   --------   --------
Statutory federal income tax rate       35.0%      35.0%      35.0%
Tax-exempt income                       (0.1)      (0.1)      (0.1)
Other                                     --         --       (0.2)
                                        ----       ----       ----
Effective income tax rate               34.9%      34.9%      34.7%
                                        ====       ====       ====

Prior to January 1, 1984, the Company was entitled to exclude certain amounts from taxable income and accumulate such amounts in a "policyholder surplus" account. The balance in this account at December 31, 2001, approximately $16 thousand, will result in federal income taxes payable of $6 thousand if distributed by the Company. No provision for taxes has been made as the Company has no plan to distribute amounts from this account. No further additions to the account have been permitted since 1983.

10.  STATUTORY FINANCIAL INFORMATION
The following table reconciles Net income for the year ended December 31, and Shareholder's equity at December 31, as reported herein in conformity with GAAP with total statutory net income and capital and surplus of the Company, determined in accordance with statutory accounting practices prescribed or permitted by insurance regulatory authorities:

                                                               SHAREHOLDER'S
                                     NET INCOME                   EQUITY
                           ------------------------------   -------------------
                             2001       2000       1999       2001       2000
(IN THOUSANDS)             --------   --------   --------   --------   --------
Balance per GAAP            $4,034     $4,279     $4,256    $ 95,418   $90,203
Unrealized gain/loss on
 fixed income securities        --         --         --      (3,706)   (1,889)
Deferred income taxes           79        440        895       2,027     1,567
Employee benefits              (29)        --          1       1,040     1,022
Reserves and non-admitted
 assets                        (30)       174       (312)    (13,888)   (5,505)
Other                           28         --         --      11,010    (1,063)
                            ------     ------     ------    --------   -------
Balance per statutory
 accounting practices       $4,082     $4,893     $4,840    $ 91,901   $84,335
                            ======     ======     ======    ========   =======

The Company prepares its statutory financial statements in accordance with accounting practices prescribed or permitted by the State of Arizona. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed.

Effective January 1, 2001, the State of Arizona required insurance companies domiciled in its state to prepare statutory-basis financial statements in accordance with the NAIC Accounting Practices and Procedures Manual--Version effective January 1, 2001 ("codification") subject to any deviations prescribed or permitted by the State of Arizona insurance commissioner.

Accounting changes adopted to the provisions of codification are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned funds (surplus) in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported

                       NORTHBROOK LIFE INSURANCE COMPANY
                         NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------

at that date if the new accounting principles had been applied retroactively for all periods. The Company reported an increase to surplus of $239 thousand effective January 1, 2001 as a result of recognizing a net deferred tax asset.

The NAIC is currently in the process of clarifying and interpreting requirements as the insurance industry implements codification. As the NAIC announces changes and as they are approved by the Arizona Department of Insurance, the impact of the changes will be recorded.

DIVIDENDS
The ability of the Company to pay dividends is dependent on business conditions, income, cash requirements of the Company and other relevant factors. The payment of shareholder dividends by the Company without the prior approval of the state insurance regulator is limited to formula amounts based on statutory surplus and statutory net gain from operations, determined in accordance with statutory accounting practices, as well as the timing and amount of dividends paid in the preceding twelve months. The maximum amount of dividends that the Company can distribute during 2002 without prior approval of the Arizona Department of Insurance is $4.1 million. In December of 2000, the Company paid a cash dividend of $4.0 million to ALIC.

RISKED-BASED CAPITAL
The NAIC has a standard for assessing the solvency of insurance companies, which is referred to as risk-based capital ("RBC"). The requirement consists of a formula for determining each insurer's RBC and a model law specifying regulatory actions if an insurer's RBC falls below specified levels. At December 31, 2001, RBC for the Company was significantly above levels that would require regulatory action.

11.  OTHER COMPREHENSIVE INCOME
The components of other comprehensive income on a pretax and after-tax basis for the year ended December 31 are as follows:

                                           2001                              2000                              1999
                              -------------------------------   -------------------------------   -------------------------------
                               PRETAX      TAX      AFTER-TAX    PRETAX      TAX      AFTER-TAX    PRETAX      TAX      AFTER-TAX
(IN THOUSANDS)                --------   --------   ---------   --------   --------   ---------   --------   --------   ---------
UNREALIZED CAPITAL GAINS AND
  LOSSES:
----------------------------
Unrealized holding gains
  (losses) arising during
  the period                   $1,912     $(669)     $1,243      $3,843    $(1,344)    $2,499     $(6,877)    $2,407     $(4,470)
Less: reclassification
  adjustments                      95       (33)         62        (253)        89       (164)        510       (178)        332
                               ------     -----      ------      ------    -------     ------     -------     ------     -------
Unrealized net capital gains
  (losses)                      1,817      (636)      1,181       4,096     (1,433)     2,663      (7,387)     2,585      (4,802)
                               ------     -----      ------      ------    -------     ------     -------     ------     -------
Other comprehensive income
  (loss)                       $1,817     $(636)     $1,181      $4,096    $(1,433)    $2,663     $(7,387)    $2,585     $(4,802)
                               ======     =====      ======      ======    =======     ======     =======     ======     =======

                       NORTHBROOK LIFE INSURANCE COMPANY

                            SCHEDULE IV--REINSURANCE

                                 (IN THOUSANDS)

                                                               GROSS                  NET
                                                               AMOUNT     CEDED      AMOUNT
                                                              --------   --------   --------
YEAR ENDED DECEMBER 31, 2001
Life insurance in force.....................................  $450,633   $450,633   $     --
                                                              ========   ========   ========
Premiums and contract charges:
  Life and annuities........................................  $109,665   $109,665   $     --
                                                              ========   ========   ========

                                                               GROSS                  NET
                                                               AMOUNT     CEDED      AMOUNT
                                                              --------   --------   --------
YEAR ENDED DECEMBER 31, 2000
Life insurance in force.....................................  $460,143   $460,143   $     --
                                                              ========   ========   ========
Premiums and contract charges:
  Life and annuities........................................  $124,621   $124,621   $     --
                                                              ========   ========   ========

                                                               GROSS                  NET
                                                               AMOUNT     CEDED      AMOUNT
                                                              --------   --------   --------
YEAR ENDED DECEMBER 31, 1999
Life insurance in force.....................................  $474,824   $474,824   $     --
                                                              ========   ========   ========
Premiums and contract charges:
  Life and annuities........................................  $121,351   $121,351   $     --
                                                              ========   ========   ========

                                    --------------------------------------------

                                    NORTHBROOK VARIABLE
                                    ANNUITY ACCOUNT

                                    FINANCIAL STATEMENTS AS OF DECEMBER 31, 2001
                                    AND FOR THE PERIODS ENDED DECEMBER 31, 2001
                                    AND DECEMBER 31, 2000, AND INDEPENDENT
                                    AUDITORS' REPORT

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholder of Northbrook Life Insurance Company:

We have audited the accompanying statements of net assets of each of the individual sub-accounts disclosed in Note 1 which comprise the Northbrook Variable Annuity Account (the "Account") as of December 31, 2001, the related statements of operations for the period then ended and the statements of changes in net assets for each of the periods in the two year period then ended for each of the individual sub-accounts which comprise the Account. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2001 by correspondence with the Account's custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the individual sub-accounts which comprise the Northbrook Variable Annuity Account as of December 31, 2001, the results of operations for the period then ended for each of the individual sub-accounts and the changes in their net assets for each of the periods in the two year period then ended in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Chicago, Illinois
March 8, 2002

NORTHBROOK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2001
--------------------------------------------------------------------------------


                                                       Morgan Stanley Variable Investment Series Sub-Accounts
                                             ------------------------------------------------------------------------
                                                                                                             Global
                                                Capital       Dividend                      European        Dividend
                                                 Growth        Growth         Equity         Growth          Growth
                                             ------------   ------------   ------------   ------------   ------------
ASSETS
Investments at fair value                    $  1,749,630   $ 24,537,469   $ 36,052,070   $  6,481,931   $  3,013,546
                                             ------------   ------------   ------------   ------------   ------------
      Total assets                           $  1,749,630   $ 24,537,469   $ 36,052,070   $  6,481,931   $  3,013,546
                                             ============   ============   ============   ============   ============

NET ASSETS
Accumulation units                           $  1,749,630   $ 24,013,693   $ 35,701,111   $  6,348,863   $  2,992,298
Contracts in payout (annuitization) period             --        523,776        350,959        133,068         21,248
                                             ------------   ------------   ------------   ------------   ------------
      Total net assets                       $  1,749,630   $ 24,537,469   $ 36,052,070   $  6,481,931   $  3,013,546
                                             ============   ============   ============   ============   ============

FUND SHARE INFORMATION
      Number of shares                            128,084      1,820,287      1,591,000        387,907        262,733
                                             ============   ============   ============   ============   ============
      Cost                                   $  2,445,318   $ 25,671,678   $ 47,088,248   $  8,255,289   $  3,153,193
                                             ============   ============   ============   ============   ============

See notes to financial statements.

NORTHBROOK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2001
--------------------------------------------------------------------------------

                                                            Morgan Stanley Variable Investment Series Sub-Accounts
                                             -------------------------------------------------------------------------
                                                                                                            Quality
                                                 High         Income          Money         Pacific         Income
                                                Yield         Builder         Market        Growth           Plus
                                             ------------   ------------   ------------   ------------   -------------
ASSETS
Investments at fair value                    $  2,965,671   $    167,491   $ 13,278,753   $    512,931   $ 10,642,961
                                             ------------   ------------   ------------   ------------   -------------
      Total assets                           $  2,965,671   $    167,491   $ 13,278,753   $    512,931   $ 10,642,961
                                             ============   ============   ============   ============   =============

NET ASSETS
Accumulation units                           $  2,904,340   $    167,491   $ 12,995,700   $    509,037   $ 10,397,145
Contracts in payout (annuitization) period         61,331             --        283,053          3,894        245,816
                                             ------------   ------------   ------------   ------------   -------------
      Total net assets                       $  2,965,671   $    167,491   $ 13,278,753   $    512,931   $ 10,642,961
                                             ============   ============   ============   ============   =============

FUND SHARE INFORMATION
      Number of shares                          2,229,828         15,786     13,278,753        128,877      1,008,811
                                             ============   ============   ============   ============   =============
      Cost                                   $ 10,490,119   $    176,757   $ 13,278,753   $    563,369   $ 10,318,872
                                             ============   ============   ============   ============   =============

See notes to financial statements.

NORTHBROOK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2001
--------------------------------------------------------------------------------

                                                   Morgan Stanley Variable
                                               Investment Series Sub-Accounts
                                              --------------------------------
                                                  Strategist     Utilities
                                              ---------------- ---------------
ASSETS
Investments at fair value                       $ 21,124,419   $  7,955,033
                                              ---------------- ---------------
      Total assets                              $ 21,124,419   $  7,955,033
                                              ================ ===============

NET ASSETS
Accumulation units                              $ 20,648,017   $  7,524,601
Contracts in payout (annuitization) period           476,402        430,432
                                              ---------------- ---------------
      Total net assets                          $ 21,124,419   $  7,955,033
                                              ================ ===============

FUND SHARE INFORMATION
      Number of shares                             1,515,382        540,057
                                              ================ ===============
      Cost                                      $ 19,977,094   $  8,016,356
                                              ================ ===============

See notes to financial statements.

NORTHBROOK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2001
--------------------------------------------------------------------------------

                                                                        Morgan Stanley Variable Investment Series Sub-Accounts
                                                     -------------------------------------------------------------------------------
                                                                                                                          Global
                                                        Capital         Dividend                         European        Dividend
                                                        Growth           Growth           Equity          Growth          Growth
                                                     -------------   --------------   --------------   ------------   --------------
NET INVESTMENT INCOME
Dividends                                            $     14,392    $     525,287    $     241,718    $    94,971    $     95,989
Charges from Northbrook Life Insurance Company:
      Mortality and expense risk                          (25,005)        (290,189)        (448,777)       (79,797)        (35,227)
                                                     -------------   --------------   --------------   ------------   --------------
            Net investment income                         (10,613)         235,098         (207,059)        15,174          60,762
                                                     -------------   --------------   --------------   ------------   --------------

NET REALIZED AND UNREALIZED GAINS
      (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
      Proceeds from sales                               1,385,282        8,673,031       13,022,817      2,893,029       1,014,068
      Cost of investments sold                          1,697,233        8,665,331       14,645,041      3,419,675       1,029,242
                                                     -------------   --------------   --------------   ------------   --------------
            Realized gains (losses) on fund shares       (311,951)           7,700       (1,622,224)      (526,646)        (15,174)

Realized gain distributions                               180,042               --        9,844,919      1,502,257          41,349
                                                     -------------   --------------   --------------   ------------   --------------
            Net realized gains (losses)                  (131,909)           7,700        8,222,695        975,611          26,175

Change in unrealized gains (losses)                      (747,995)      (2,065,326)     (24,940,795)    (2,849,716)       (370,470)
                                                     -------------   --------------   --------------   ------------   --------------
            Net realized and unrealized gains
                 (losses) on investments                 (879,904)      (2,057,626)     (16,718,100)    (1,874,105)       (344,295)
                                                     -------------   --------------   --------------   ------------   --------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                      $   (890,517)   $  (1,822,528)   $ (16,925,159)   $(1,858,931)   $   (283,533)
                                                     =============   ==============   ==============   ============   ==============

See notes to financial statements.

NORTHBROOK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2001
--------------------------------------------------------------------------------

                                                                      Morgan Stanley Variable Investment Series Sub-Accounts
                                                     ------------------------------------------------------------------------------
                                                                                                                         Quality
                                                          High           Income           Money          Pacific         Income
                                                          Yield          Builder          Market          Growth          Plus
                                                     -------------   -------------   -------------   -------------   -------------
NET INVESTMENT INCOME
Dividends                                            $    782,541    $      7,501    $    493,811    $     10,816    $    664,865
Charges from Northbrook Life Insurance Company:
      Mortality and expense risk                          (44,411)         (1,759)       (135,457)         (8,105)       (112,631)
                                                     -------------   -------------   -------------   -------------   -------------
            Net investment income                         738,130           5,742         358,354           2,711         552,234
                                                     -------------   -------------   -------------   -------------   -------------

NET REALIZED AND UNREALIZED GAINS
      (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
      Proceeds from sales                               1,943,683         235,346       9,006,901       2,578,878       3,353,797
      Cost of investments sold                          4,906,478         237,847       9,006,901       3,118,373       3,297,263
                                                     -------------   -------------   -------------   -------------   -------------
            Realized gains (losses) on fund shares     (2,962,795)         (2,501)             --        (539,495)         56,534

Realized gain distributions                                    --              --              --              --              --
                                                     -------------   -------------   -------------   -------------   -------------
            Net realized gains (losses)                (2,962,795)         (2,501)             --        (539,495)         56,534

Change in unrealized gains (losses)                       507,505          (5,167)             --         282,579         270,154
                                                     -------------   -------------   -------------   -------------   -------------
            Net realized and unrealized gains
                 (losses) on investments               (2,455,290)         (7,668)             --        (256,916)        326,688
                                                     -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                      $ (1,717,160)   $     (1,926)   $    358,354    $   (254,205)   $    878,922
                                                     =============   =============   =============   =============   =============

See notes to financial statements.

NORTHBROOK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2001
--------------------------------------------------------------------------------

                                                        Morgan Stanley Variable
                                                    Investment Series Sub-Accounts
                                                    ------------------------------

                                                      Strategist        Utilities
                                                    ---------------  -------------
NET INVESTMENT INCOME
Dividends                                            $    654,981    $    257,134
Charges from Northbrook Life Insurance Company:
      Mortality and expense risk                         (257,934)       (117,634)
                                                    ---------------  -------------
            Net investment income                         397,047         139,500
                                                    ---------------  -------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
      Proceeds from sales                               7,616,477       5,002,946
      Cost of investments sold                          6,809,282       4,103,639
                                                    ---------------  -------------
            Realized gains (losses) on fund shares        807,195         899,307

Realized gain distributions                             1,117,527         744,855
                                                    ---------------  -------------
            Net realized gains (losses)                 1,924,722       1,644,162

Change in unrealized gains (losses)                    (5,637,425)     (5,344,875)
                                                    ---------------  -------------
            Net realized and unrealized gains
                 (losses) on investments               (3,712,703)     (3,700,713)
                                                    ---------------  -------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                      $ (3,315,656)   $ (3,561,213)
                                                    ===============  =============

See notes to financial statements.

NORTHBROOK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                  Morgan Stanley Variable Investment Series Sub-Accounts
                                               -------------------------------------------------------------------------------------

                                                    Capital Growth             Dividend Growth                    Equity
                                               ------------------------- --------------------------- -------------------------------

                                                   2001          2000         2001          2000          2001              2000
                                               ------------ ------------ ------------- ------------- --------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                   $   (10,613) $   (38,847) $    235,098  $    369,308  $    (207,059)  $    (279,163)
Net realized gains (losses)                       (131,909)     871,361         7,700     8,863,764      8,222,695      16,386,951
Change in unrealized gains (losses)               (747,995)    (817,909)   (2,065,326)   (9,038,463)   (24,940,795)    (26,627,520)
                                               ------------ ------------ ------------- ------------- --------------  ---------------
Increase (decrease) in net assets
      from operations                             (890,517)      14,605    (1,822,528)      194,609    (16,925,159)    (10,519,732)
                                               ------------ ------------ ------------- ------------- --------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                               560        8,752        12,378        15,974         14,152          99,506
Benefit payments                                   (23,946)     (24,003)     (727,820)     (633,252)      (389,638)       (767,991)
Payments on termination                           (794,025)    (553,245)   (6,585,092)   (9,245,517)    (8,799,736)     (9,296,785)
Contract maintenance charge                           (450)      (1,588)       (7,242)      (14,751)        (5,789)        (21,327)
Transfers among the sub-accounts
      and with the Fixed Account - net            (182,205)     821,532       408,554    (4,960,821)    (1,452,119)      3,270,557
                                               ------------ ------------ ------------- ------------- --------------  ---------------
Increase (decrease) in net assets
      from capital transactions                 (1,000,066)     251,448    (6,899,222)  (14,838,367)   (10,633,130)     (6,716,040)
                                               ------------ ------------ ------------- ------------- --------------  ---------------
INCREASE (DECREASE) IN NET ASSETS               (1,890,583)     266,053    (8,721,750)  (14,643,758)   (27,558,289)    (17,235,772)

NET ASSETS AT BEGINNING OF PERIOD                3,640,213    3,374,160    33,259,219    47,902,977     63,610,359      80,846,131
                                               ------------ ------------ ------------- ------------- --------------  ---------------
NET ASSETS AT END OF PERIOD                    $ 1,749,630  $ 3,640,213  $ 24,537,469  $ 33,259,219  $  36,052,070   $  63,610,359
                                               ============ ============ ============= ============= ==============  ===============

UNITS OUTSTANDING
      Units outstanding at beginning of period     112,379      104,451     1,054,611     1,583,594        547,922         604,315
        Units issued                                14,404       62,793        67,241        75,017         35,203          96,309
        Units redeemed                             (52,743)     (54,865)     (292,242)     (604,000)      (154,060)       (152,702)
                                               ------------ ------------ ------------- ------------- --------------  ---------------
      Units outstanding at end of period            74,040      112,379       829,610     1,054,611        429,065         547,922
                                               ============ ============ ============= ============= ==============  ===============

See notes to financial statements.

NORTHBROOK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                               Morgan Stanley Variable Investment Series Sub-Accounts
                                                ------------------------------------------------------------------------------------

                                                       European Growth         Global Dividend Growth            High Yield
                                                ---------------------------- ------------------------- -----------------------------

                                                     2001          2000          2001         2000          2001           2000
                                                -------------- ------------- ------------ ------------ ------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                    $      15,174  $    (47,171) $     60,762 $   (16,291) $    738,130  $    1,529,107
Net realized gains (losses)                           975,611     2,594,845        26,175     573,058    (2,962,795)     (2,034,374)
Change in unrealized gains (losses)                (2,849,716)   (3,290,172)     (370,470)   (841,320)      507,505      (2,437,622)
                                                -------------- ------------- ------------ ------------ ------------- ---------------
Increase (decrease) in net assets
      from operations                              (1,858,931)     (742,498)     (283,533)   (284,553)   (1,717,160)     (2,942,889)
                                                -------------- ------------- ------------ ------------ ------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                                   --         6,672        10,470       8,401         7,799          33,165
Benefit payments                                      (59,553)     (149,514)      (48,046)    (65,934)     (101,094)       (169,752)
Payments on termination                            (1,378,102)   (1,866,062)     (829,942)   (985,709)     (823,988)     (1,483,439)
Contract maintenance charge                              (531)       (3,286)         (809)     (1,878)       (3,567)         (5,552)
Transfers among the sub-accounts
      and with the Fixed Account - net               (390,137)      185,413        26,869    (726,908)     (232,164)     (1,379,459)
                                                -------------- ------------- ------------ ------------ ------------- ---------------
Increase (decrease) in net assets
      from capital transactions                    (1,828,323)   (1,826,777)     (841,458) (1,772,028)   (1,153,014)     (3,005,037)
                                                -------------- ------------- ------------ ------------ ------------- ---------------
INCREASE (DECREASE) IN NET ASSETS                  (3,687,254)   (2,569,275)   (1,124,991) (2,056,581)   (2,870,174)     (5,947,926)

NET ASSETS AT BEGINNING OF PERIOD                  10,169,185    12,738,460     4,138,537   6,195,118     5,835,845      11,783,771
                                                -------------- ------------- ------------ ------------ ------------- ---------------
NET ASSETS AT END OF PERIOD                     $   6,481,931  $ 10,169,185  $  3,013,546 $ 4,138,537  $  2,965,671  $    5,835,845
                                                ============== ============= ============ ============ ============= ===============

UNITS OUTSTANDING
      Units outstanding at beginning of period        241,214       284,448       218,531     315,806       288,586         391,028
        Units issued                                   44,426        80,512         9,382      13,238        40,876          29,591
        Units redeemed                                (96,674)     (123,746)      (56,423)   (110,513)     (105,710)       (132,033)
                                                -------------- ------------- ------------ ------------ ------------- ---------------
      Units outstanding at end of period              188,966       241,214       171,490     218,531       223,752         288,586
                                                ============== ============= ============ ============ ============= ===============

See notes to financial statements.

NORTHBROOK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                          Morgan Stanley Variable Investment Series Sub-Accounts
                                               -------------------------------------------------------------------------------

                                                      Income Builder            Money Market               Pacific Growth
                                               ------------------------- -------------------------- --------------------------

                                                    2001        2000         2001          2000         2001          2000
                                               ------------ ------------ ------------- ------------ ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                   $     5,742  $     9,030  $    358,354  $   758,263  $     2,711   $    12,811
Net realized gains (losses)                         (2,501)      (9,701)           --           --     (539,495)      (57,871)
Change in unrealized gains (losses)                 (5,167)      (9,925)           --           --      282,579      (745,819)
                                               ------------ ------------ ------------- ------------ ------------  ------------
Increase (decrease) in net assets
      from operations                               (1,926)     (10,596)      358,354      758,263     (254,205)     (790,879)
                                               ------------ ------------ ------------- ------------ ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                                --       20,092           181          381           --        10,164
Benefit payments                                        --           --       (27,794)    (510,395)      (4,394)       (1,565)
Payments on termination                            (14,732)     (26,493)   (3,677,270)  (6,198,980)    (169,184)     (255,107)
Contract maintenance charge                           (105)         (95)       (2,325)      (6,533)        (116)         (548)
Transfers among the sub-accounts
      and with the Fixed Account - net              35,560     (128,449)    2,203,795    3,571,495     (334,415)     (256,201)
                                               ------------ ------------ ------------- ------------ ------------  ------------
Increase (decrease) in net assets
      from capital transactions                     20,723     (134,945)   (1,503,413)  (3,144,032)    (508,109)     (503,257)
                                               ------------ ------------ ------------- ------------ ------------  ------------
INCREASE (DECREASE) IN NET ASSETS                   18,797     (145,541)   (1,145,059)  (2,385,769)    (762,314)   (1,294,136)

NET ASSETS AT BEGINNING OF PERIOD                  148,694      294,235    14,423,812   16,809,581    1,275,245     2,569,381
                                               ------------ ------------ ------------- ------------ ------------  ------------
NET ASSETS AT END OF PERIOD                    $   167,491  $   148,694  $ 13,278,753  $14,423,812  $   512,931   $ 1,275,245
                                               ============ ============ ============= ============ ============  ============

UNITS OUTSTANDING
      Units outstanding at beginning of period      11,417       22,407       643,857      787,804      216,055       286,782
        Units issued                                18,458        3,843       431,222      891,846      422,258       431,485
        Units redeemed                             (17,177)     (14,833)     (498,437)  (1,035,793)    (517,330)     (502,212)
                                               ------------ ------------ ------------- ------------ ------------  ------------
      Units outstanding at end of period            12,698       11,417       576,642      643,857      120,983       216,055
                                               ============ ============ ============= ============ ============  ============

See notes to financial statements.

NORTHBROOK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                              Morgan Stanley Variable Investment Series Sub-Accounts
                                               -------------------------------------------------------------------------------------

                                                      Quality Income Plus              Strategist                     Utilities
                                               ---------------------------  --------------------------   --------------------------
                                                    2001          2000           2001          2000          2001          2000
                                               ------------- -------------  ------------- -------------  ------------- ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                   $    552,234  $    708,536   $    397,047  $    554,865   $    139,500  $    195,974
Net realized gains (losses)                          56,534      (114,190)     1,924,722     6,236,649      1,644,162     2,348,343
Change in unrealized gains (losses)                 270,154       515,139     (5,637,425)   (6,539,868)    (5,344,875)   (2,217,240)
                                               ------------- -------------  ------------- -------------  ------------- -------------
Increase (decrease) in net assets
      from operations                               878,922     1,109,485     (3,315,656)      251,646     (3,561,213)      327,077
                                               ------------- -------------  ------------- -------------  ------------- -------------
INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                               --            --            7,098        18,870          2,390         7,725
Benefit payments                                   (129,305)     (303,341)      (796,328)     (637,844)      (277,846)     (452,168)
Payments on termination                          (2,311,718)   (2,357,173)    (5,485,471)   (5,547,109)    (3,187,532)   (2,409,949)
Contract maintenance charge                          (2,790)       (5,925)        (6,850)      (15,254)        (2,760)       (7,856)
Transfers among the sub-accounts
      and with the Fixed Account - net              627,972      (414,343)      (321,442)      120,189       (627,086)      258,232
                                               ------------- -------------  ------------- -------------  ------------- -------------
Increase (decrease) in net assets
      from capital transactions                  (1,815,841)   (3,080,782)    (6,602,993)   (6,061,148)    (4,092,834)   (2,604,016)
                                               ------------- -------------  ------------- -------------  ------------- -------------
INCREASE (DECREASE) IN NET ASSETS                  (936,919)   (1,971,297)    (9,918,649)   (5,809,502)    (7,654,047)   (2,276,939)

NET ASSETS AT BEGINNING OF PERIOD                11,579,880    13,551,177     31,043,068    36,852,570     15,609,080    17,886,019
                                               ------------- -------------  ------------- -------------  ------------- -------------
NET ASSETS AT END OF PERIOD                    $ 10,642,961  $ 11,579,880   $ 21,124,419  $ 31,043,068   $  7,955,033  $ 15,609,080
                                               ============= =============  ============= =============  ============= =============

UNITS OUTSTANDING
      Units outstanding at beginning of period      455,636       586,462        814,829       973,498        455,639       532,620
        Units issued                                 66,469        46,988         32,279        34,297         34,465        41,723
        Units redeemed                             (135,749)     (177,814)      (223,079)     (192,966)      (173,655)     (118,704)
                                               ------------- -------------  ------------- -------------  ------------- -------------
      Units outstanding at end of period            386,356       455,636        624,029       814,829        316,449       455,639
                                               ============= =============  ============= =============  ============= =============

See notes to financial statements.

NORTHBROOK VARIABLE ANNUITY ACCOUNT

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.   ORGANIZATION

     Northbrook Variable Annuity Account (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Northbrook Life Insurance Company ("Northbrook Life"). The assets of the Account are legally segregated from those of Northbrook Life. Northbrook Life is wholly owned by Allstate Life Insurance Company, a wholly owned subsidiary of Allstate Insurance Company, which is wholly owned by The Allstate Corporation.

     Northbrook Life has issued the Morgan Stanley Variable Annuity contracts, the deposits of which are invested at the direction of the contractholders in the sub-accounts that comprise the Account. The Account accepts additional deposits from existing contractholders but is closed to new customers. Absent any contract provisions wherein Northbrook Life contractually guarantees either a minimum return or account value upon death or annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-accounts invest in the following underlying mutual fund portfolios of the Morgan Stanley Variable Investment Series (collectively the "Funds").

            Capital Growth                     Income Builder
            Dividend Growth                    Money Market
            Equity                             Pacific Growth
            European Growth                    Quality Income Plus
            Global Dividend Growth             Strategist
            High Yield                         Utilities

     Northbrook Life provides insurance and administrative services to the contractholders for a fee. Northbrook Life also maintains a fixed account ("Fixed Account"), to which contractholders may direct their deposits and receive a fixed rate of return. Northbrook Life has sole discretion to invest the assets of the Fixed Account, subject to applicable law.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     INVESTMENTS - Investments consist of shares of the Fund and are stated at fair value based on quoted market prices.

     INVESTMENT INCOME - Investment income consists of dividends declared by the Fund and is recognized on the ex-dividend date.

     REALIZED GAINS AND LOSSES - Realized gains and losses on fund shares represent the difference between the proceeds from sales of shares of the Funds by the Account and the cost of such shares, which is determined on a weighted average basis. Transactions are recorded on a trade date basis. Income from realized gain distributions are recorded on the Fund's ex-distribution date.

     FEDERAL INCOME TAXES - The Account intends to qualify as a segregated asset account as defined in the Internal Revenue Code ("Code"). As such, the operations of the Account are included in the tax return of Northbrook Life. Northbrook Life is taxed as a life insurance company under the Code. No federal income taxes are allocable to the Account as the Account did not generate taxable income.

--------------------------------------------------------------------------------

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

     OTHER - To conform with the 2001 presentation, certain amounts in the prior year's financial statements and notes have been reclassified. In addition, disclosures have been revised to adopt appropriate provisions of the AICPA Audit and Accounting Guide, AUDITS OF INVESTMENT COMPANIES.

3.   EXPENSES

     MORTALITY AND EXPENSE RISK CHARGE - Northbrook Life assumes mortality and expense risks related to the operations of the Account and deducts charges daily at a rate equal to 1.00% per annum of the daily net assets of the Account. The mortality and expense risk charge covers insurance benefits available with the contract and certain expenses of the contract. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the contract. Northbrook Life guarantees that the amount of this charge will not increase over the life of the contract.

     CONTRACT MAINTENANCE CHARGE - Northbrook Life deducts an annual maintenance charge of $30 on each contract anniversary and guarantees that this charge will not increase over the life of the contract.

--------------------------------------------------------------------------------

4.   PURCHASES OF INVESTMENTS

     The cost of purchases of investments for the year ended December 31, 2001 were as follows:

                                                                           Purchases
                                                                          ------------
Investments in the Morgan Stanley Variable Investment Series
     Sub-Accounts:
          Capital Growth                                                  $    553,754
          Dividend Growth                                                    2,000,768
          Equity                                                            12,011,981
          European Growth                                                    2,579,648
          Global Dividend Growth                                               273,708
          High Yield                                                         1,527,371
          Income Builder                                                       261,775
          Money Market                                                       7,858,312
          Pacific Growth                                                     2,073,169
          Quality Income Plus                                                2,087,355
          Strategist                                                         2,520,462
          Utilities                                                          1,790,647
                                                                          ------------
                                                                          $ 35,538,950
                                                                          ============

--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS

     The accumulation unit value, the investment income ratio, the expense ratio assessed by Northbrook Life, and the total return is presented for each sub-account. As explained in Note 3, the expense ratio represents mortality and expense risk charges which are assessed as a percentage of daily net assets.

     ITEMS IN THE FOLLOWING TABLE ARE NOTATED AS FOLLOWS:

          * INVESTMENT INCOME RATIO - This represents dividends, excluding realized gain distributions, received by the sub-account, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses that result in direct reductions in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends in which the sub-accounts invest.

          ** EXPENSE RATIO - This represents the annualized contract expenses of the sub-account for the period and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contractholder accounts through the redemption of units.

          *** TOTAL RETURN - This represents the total return for the period and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

                                                         At December 31, 2001          For the year ended December 31, 2001
                                                         ---------------------     ----------------------------------------------

                                                             Accumulation            Investment        Expense           Total
                                                             Unit Value            Income Ratio*       Ratio**          Return***
                                                         ---------------------     ---------------   ------------     -----------
Investments in the Morgan Stanley Variable Investment
     Series Sub-Accounts:
          Capital Growth                                   $       23.63                0.53%            1.00%           -27.05%
          Dividend Growth                                          29.60                1.82             1.00             -6.15
          Equity                                                   84.05                0.49             1.00            -27.60
          European Growth                                          34.32                1.14             1.00            -18.58
          Global Dividend Growth                                   17.58                2.68             1.00             -7.19
          High Yield                                               13.26               17.78             1.00            -34.41
          Income Builder                                           13.19                4.74             1.00              1.28
          Money Market                                             23.04                3.57             1.00              2.86
          Pacific Growth                                            4.24                1.21             1.00            -28.15
          Quality Income Plus                                      27.57                5.98             1.00              8.47
          Strategist                                               33.88                2.51             1.00            -11.08
          Utilities                                                25.18                2.18             1.00            -26.49

--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                         Annuitized
                                                         ----------------------------------------------------------------------

                                                         At December 31, 2001       For the year ended December 31, 2001
                                                         ---------------------  -----------------------------------------------

                                                            Accumulation         Investment           Expense          Total
                                                             Unit Value         Income Ratio*          Ratio**        Return***
                                                         ------------------     -------------       -----------     -----------
Investments in the Morgan Stanley Variable Investment
     Series Sub-Accounts:
          Dividend Growth                                  $       28.67           1.82%              1.00%             -9.10%
          Equity                                                   81.41           0.49               1.00             -29.87
          European Growth                                          33.25           1.14               1.00             -21.14
          Global Dividend Growth                                   17.02           2.68               1.00             -10.10
          High Yield                                               12.85          17.78               1.00             -36.47
          Money Market                                             22.32           3.57               1.00              -0.37
          Pacific Growth                                            4.11           1.21               1.00             -30.41
          Quality Income Plus                                      26.70           5.98               1.00               5.06
          Strategist                                               32.81           2.51               1.00             -13.87
          Utilities                                                24.39           2.18               1.00             -28.80

                                     PART C

                                OTHER INFORMATION

24.         FINANCIAL STATEMENTS AND EXHIBITS

a.  FINANCIAL STATEMENTS

Northbrook and Variable Account financial statements are included in Part B of this Registration Statement.

b. EXHIBITS

(1) Form of Resolution of the Board of Directors of Northbrook Life Insurance Company authorizing establishment of the Variable Account (Previously filed in Post-Effective Amendment No. 21 to this Registration Statement (File No. 002-82511) dated December 31, 1996).


(2)  Not Applicable.

(3)(a) Underwriting Agreement (Incorporated herein by reference Post-Effective Amendment No. 13 to Registrant's Registration Statement (File No. 033-35412) dated December 31, 1996).

(3)(b) Form of General Agency Agreement (Incorporated herein by reference Post-Effective Amendment No. 13 to Registrant's Registration Statement (File No. 033-35412)dated December 31, 1996).

(4) Form of Contract (Previously filed in this Registration Statement (File No. 002-82511) dated June 15, 1990).

(5) Form Application for a Contract (Previously filed in this Registration Statement (File No. 002-82511) dated June 15, 1990).


(6)(a) Amended and Restated Articles of Incorporation and Articles of Redomestication of Northbrook Life Insurance Company (Incorporated herein by reference to Depositor's Form 10-K annual report dated March 30, 1999).

   (b) Amended and Restated By-laws of Northbrook Life Insurance Company (Incorporated herein by reference to Depositor's Form 10-K annual report dated March 30, 1999).


(7)  Not Applicable.


(8) Participation Agreement (Previously filed in Post-Effective Amendment No. 20 to this Registration Statement (File No. 002-82511) dated April 30, 1996).

(9)(a)   Opinion  and   Consent  of  General   Counsel   (Previously   filed  in
Post-Effective Amendment No. 20 to this Registration Statement (File No. 002-82511) dated April 30, 1996).

(b) Opinion and Consent of General Counsel (Previously filed in Post-Effective Amendment No. 23 to this Registration Statement (File No. 002-82511) dated April 30, 1999).


(10)(a) Independent Auditors' Consent filed herewith.

    (b) Consent of Foley & Lardner filed herewith.

(11) Not Applicable.

(12) Not Applicable.


(13) Performance Data Calculations (Previously filed in Post-Effective Amendment No. 22 to this Registration Statement (File No. 002-82511) dated April 15,
1997).


(14) Not Applicable.

(99)(a) Powers of Attorney for Thomas J. Wilson, II, Michael J. Velotta and Samuel H. Pilch (Previously filed in Post-Effective Amendment No. 24 to this Registration Statement (File No. 002-82511) dated April 24, 2000).

(b) Powers of Attorney for Margaret G. Dyer, Marla G. Friedman, John C. Lounds, and J. Kevin McCarthy. (Previously filed in Post-Effective Amendment No. 25 to Registrant's Registration Statement (File No. 002-82511) dated April 16, 2001).

(c) Power of Attorney for Steven E. Shebik filed herewith.




25.           DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME AND PRINCIPAL               POSITION AND OFFICE WITH
BUSINESS ADDRESS                 DEPOSITOR OF THE ACCOUNT

Thomas J. Wilson, II         President, Chief Executive Officer, and Director
                                (Principal Executive Officer)
Michael J. Velotta           Vice President, General Counsel, Secretary and
                                Director
Margaret G. Dyer             Director
Marla G. Friedman            Vice President and Director
Karen C. Gardner             Vice President
John R. Hunter               Vice President
John C. Lounds               Director
J. Kevin McCarthy            Director
Samuel H. Pilch              Vice President and Controller
                                (Principal Accounting Officer)
Steven E. Shebik             Vice President and Director
                                (Principal Financial Officer)
Kevin R. Slawin              Vice President
Casey J. Sylla               Chief Investment Officer
James P. Zils                Treasurer
Barry S. Paul                Assistant Vice President and Assistant Treasurer
Timothy Vander Pas           Assistant Vice President
Patricia W. Wilson           Assistant Vice President, Assistant Secretary and
                               Assistant Treasurer
Joanne M. Derrig             Assistant General Counsel, Chief Compliance Officer
                               and Assistant Secretary
Susan L. Lees                Assistant Secretary
Paul N. Kierig               Assistant Secretary
Mary J. McGinn               Assistant Secretary
William F. Emmons            Assistant Secretary
Errol Cramer                 Appointed Actuary

The principal business address of Mr. Emmons is 2940 South 84th Street, Lincoln, Nebraska 68506. The principal business address of Mr. Slawin is 544 Lakeview Parkway, Vernon Hills, Illinois 60061. The principal address of the other foregoing officers and directors is 3100 Sanders Road, Northbrook, Illinois 60062.


26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

Incorporated herein by reference to Annual Report on Form 10-K, filed by The Allstate Corporation on March 26, 2002 (File No. 1-11840).

27.  NUMBER OF CONTRACT OWNERS

As of January 31, 2002, there were 2,320 nonqualified contracts and 209 qualified contracts.

28.  INDEMNIFICATION

The General Agency Agreement (Exhibit 3(b)) has a provision in which Northbrook agrees to indemnify Dean Witter Reynolds as Principal Underwriter for certain damages and expenses that may be caused by actions, statements or omissions by Northbrook.


Insofar as indemnification for liability arising out of the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the registrant of expenses incurred by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


29.  PRINCIPAL UNDERWRITERS

(a) Registrant's principal underwriter, Dean Witter Reynolds Inc., is also the principal underwriter for the following investment companies:

Northbrook Variable Annuity Account II
Northbrook Life Variable Life Separate Account A
Allstate Life of New York Variable Annuity Account II
Allstate Life of New York Variable Annuity Account

(b) The directors and principal officers of the principal underwriter are:


Name and Principal Business      Positions and Offices
Address* of Each Such Person     With Principal Underwriter

Bruce F. Alonso                  Director, Executive Vice President
John H. Schaefer                 President, Director, Chief Operating Officer
Donald G. Kempf, Jr.             Director
John J. Mack                     Director
Stephen S. Crawford              Director
Robert G. Scott                  Director
Philip J. Purcell                Director, Chairman and Chief Executive Officer
James F. Higgins                 Director
Stephen R. Miller                Director, Executive Vice President
Mitchell M. Merin                Director
Michael H. Stone                 Executive Vice President, General Counsel and
                                     Secretary
Lee Horwitz                      Senior Vice President and Controller
Joseph G. Siniscalchi            Director, Executive Vice President
Thomas O'Connell                 Executive Vice President
Frederick J. Frohne              Executive Vice President
Ronald T. Carman                 Senior Vice President, Associate General
                                      Counsel and Assistant Secretary
Joyce L. Kramer                  Senior Vice President, Deputy General Counsel
                                      and Assistant Secretary
Alexander C. Frank               Senior Vice President and Treasurer
Charles F. Vadala, Jr.           Senior Vice President and Chief Financial
                                      Officer
Michael T. Cunningham            Senior Vice President
Lorena J. Kern                   Senior Vice President
Debra M. Aaron                   Vice President
Darlene R. Lockhart              Vice President
Harvey B. Mogenson               Vice President
Kevin Mooney                     Vice President
Saul Rosen                       Vice President
Frank G. Skubic                  Vice President
Eileen S. Wallace                Vice President
Sabrina Hurley                   Assistant Secretary

* The principal business address of the above-named individuals is 1585 Broadway, New York, New York 10036.

(c) Compensation of Morgan Stanley DW Inc.

The following commissions and other compensation were received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year.

(1)                  (2)                 (3)            (4)         (5)
                    Net Underwriting
Name of Principal   Discounts and     Compensation on  Brokerage
Underwriter         Commissions       Redemption       Commissions  Compensation

Morgan Stanley DW Inc.  N/A               N/A          -$18,237.29     N/A


30.  LOCATION OF ACCOUNTS AND RECORDS

The Depositor, Northbrook Life Insurance Company, is located at 3100 Sanders Road, Northbrook, Illinois 60062. The Principal Underwriter and Distributor, Morgan Stanley DW Inc., is located at 1585 Broadway, New York, New York 10036.

Each company maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

31.  MANAGEMENT SERVICES

None

32.  UNDERTAKINGS

The Registrant undertakes to file a post-effective amendment to the Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted. Registrant furthermore agrees to include either, as part of any application to purchase a contract offered by the prospectus, a toll-free number that an applicant can call to request a Statement of Additional Information or a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information. Finally, the Registrant agrees to deliver any Statement of Additional Information and any Financial Statements required to be made available under this Form N-4 promptly upon written or oral request.

REPRESENTATIONS PURSUANT TO SECTION 403(B) OF THE INTERNAL REVENUE CODE

The Company represents that it is relying upon a November 28, 1988 Securities and Exchange Commission no-action letter issued to the American Council of Life Insurance ("ACLI")and that it has complied with the provisions of paragraphs 1-4 of such no-action letter.

REPRESENTATION REGARDING CONTRACT EXPENSES


Northbrook Life Insurance Company represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Northbrook Life Insurance Company under the Contracts. Northbrook Life Insurance Company bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks; the need for Northbrook Life Insurance Company to earn a profit; the degree to which the Contracts include innovative features; and the regulatory standards for exemptive relief under the Investment Company Act of 1940 used prior to October1996, including the range of industry practice. This representation applies to all Contracts sold specifically described in the prospectus contained herein, or any variations therein, based on supplements, endorsements, or riders to any Contracts or the prospectus, or otherwise.

                           SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Northbrook Variable Annuity Account, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the Township of Northfield, State of Illinois, on April 23, 2002.


                      NORTHBROOK VARIABLE ANNUITY ACCOUNT
                                  (REGISTRANT)

                     BY: NORTHBROOK LIFE INSURANCE COMPANY
                                  (DEPOSITOR)

                              By: /s/MICHAEL J. VELOTTA
                                  ---------------------
                                  Michael J. Velotta
                                  Vice President, Secretary and
                                    General Counsel



As required by the Securities Act of 1933, this amended Registration Statement has been duly signed below by the following Directors and Officers of Northbrook Life Insurance Company on April 23, 2002.


*/THOMAS J. WILSON, II              President, Chief Executive Officer
Thomas J. Wilson, II                and Director, (Principal Executive Officer)


/s/MICHAEL J. VELOTTA               Vice President, Secretary,
Michael J. Velotta                  General Counsel and Director


*/MARGARET G. DYER                  Director
Margaret C. Dyer


*/MARLA G. FRIEDMAN                 Director and Vice President
Marla G. Friedman


*/JOHN C. LOUNDS                    Director
John C. Lounds


*/J. KEVIN MCCARTHY                 Director
J. Kevin McCarthy


*/STEVEN E. SHEBIK                  Director and Vice President
Steven E. Shebik                    (Principal Financial Officer)


*/SAMUEL H. PILCH                   Vice President and Controller
Samuel H. Pilch                     (Principal Accounting Officer)




*/By Michael J. Velotta, pursuant to Power of Attorney, previously filed or filed herewith.

                           EXHIBIT INDEX

Exhibit                    Description


(10)(a)                Independent Auditors' Consent

(10)(b)                Consent of Foley & Lardner

(99)(c)                Power of Attorney for Steven E. Shebik